Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Meeder Funds
Entity Central Index Key	0000702435
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000174346
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Adviser Class
Trading Symbol	BLNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,662	9,436	9,683
Feb-16	9,643	9,433	9,729
Mar-16	9,981	10,097	10,215
Apr-16	10,000	10,159	10,343
May-16	10,068	10,341	10,373
Jun-16	10,116	10,362	10,460
Jul-16	10,397	10,774	10,753
Aug-16	10,406	10,801	10,775
Sep-16	10,416	10,818	10,816
Oct-16	10,202	10,584	10,658
Nov-16	10,378	11,058	10,716
Dec-16	10,485	11,274	10,857
Jan-17	10,612	11,486	11,032
Feb-17	10,925	11,913	11,256
Mar-17	10,925	11,921	11,312
Apr-17	11,042	12,047	11,430
May-17	11,150	12,171	11,562
Jun-17	11,208	12,280	11,606
Jul-17	11,404	12,512	11,803
Aug-17	11,472	12,536	11,862
Sep-17	11,609	12,842	12,000
Oct-17	11,805	13,122	12,150
Nov-17	11,972	13,521	12,315
Dec-17	12,080	13,656	12,448
Jan-18	12,484	14,375	12,787
Feb-18	12,101	13,846	12,420
Mar-18	11,946	13,568	12,340
Apr-18	11,967	13,619	12,353
May-18	12,101	14,004	12,428
Jun-18	12,091	14,095	12,409
Jul-18	12,351	14,563	12,625
Aug-18	12,631	15,074	12,736
Sep-18	12,595	15,099	12,722
Oct-18	11,877	13,988	12,123
Nov-18	11,939	14,268	12,292
Dec-18	11,719	12,940	11,856
Jan-19	11,909	14,051	12,507
Feb-19	12,045	14,545	12,724
Mar-19	12,156	14,757	12,885
Apr-19	12,366	15,346	13,134
May-19	11,861	14,353	12,741
Jun-19	12,424	15,361	13,289
Jul-19	12,530	15,590	13,331
Aug-19	12,393	15,272	13,217
Sep-19	12,530	15,540	13,411
Oct-19	12,678	15,874	13,633
Nov-19	12,923	16,478	13,821
Dec-19	13,195	16,954	14,112
Jan-20	13,109	16,935	14,075
Feb-20	12,425	15,549	13,451
Mar-20	11,421	13,410	12,224
Apr-20	11,827	15,186	13,095
May-20	12,073	15,999	13,514
Jun-20	12,180	16,364	13,780
Jul-20	12,588	17,294	14,270
Aug-20	13,125	18,546	14,698
Sep-20	12,837	17,871	14,443
Oct-20	12,546	17,485	14,249
Nov-20	13,474	19,613	15,449
Dec-20	13,942	20,495	15,922
Jan-21	13,898	20,404	15,825
Feb-21	14,103	21,042	16,016
Mar-21	14,459	21,796	16,267
Apr-21	14,945	22,919	16,735
May-21	15,075	23,024	16,966
Jun-21	15,269	23,592	17,077
Jul-21	15,366	23,991	17,200
Aug-21	15,625	24,675	17,424
Sep-21	15,201	23,568	16,962
Oct-21	15,680	25,161	17,380
Nov-21	15,527	24,778	17,065
Dec-21	15,853	25,754	17,544
Jan-22	15,337	24,239	16,882
Feb-22	15,173	23,628	16,623
Mar-22	15,150	24,395	16,634
Apr-22	14,505	22,205	15,661
May-22	14,529	22,176	15,706
Jun-22	13,966	20,321	14,748
Jul-22	14,296	22,227	15,503
Aug-22	14,013	21,397	15,031
Sep-22	13,625	19,413	13,875
Oct-22	13,957	21,005	14,339
Nov-22	14,409	22,102	15,277
Dec-22	14,146	20,808	14,952
Jan-23	14,547	22,241	15,772
Feb-23	14,219	21,721	15,326
Mar-23	14,450	22,302	15,599
Apr-23	14,621	22,539	15,741
May-23	14,511	22,627	15,464
Jun-23	15,049	24,172	15,985
Jul-23	15,343	25,038	16,368
Aug-23	15,159	24,555	16,004
Sep-23	14,729	23,386	15,460
Oct-23	14,421	22,766	15,019
Nov-23	15,211	24,888	16,126
Dec-23	15,911	26,209	16,929
Jan-24	16,023	26,499	16,907
Feb-24	16,607	27,933	17,182
Mar-24	17,104	28,834	17,591
Apr-24	16,431	27,566	17,039
May-24	17,142	28,868	17,489
Jun-24	17,391	29,762	17,638
Jul-24	17,704	30,315	18,088
Aug-24	18,055	30,975	18,492
Sep-24	18,193	31,616	18,868
Oct-24	17,853	31,384	18,380
Nov-24	18,483	33,471	18,892
Dec-24	17,862	32,448	18,329
Jan-25	18,273	33,473	18,799
Feb-25	18,258	32,831	18,943
Mar-25	17,523	30,916	18,638
Apr-25	17,381	30,709	18,824
May-25	17,977	32,655	19,328
Jun-25	18,573	34,314	19,916
Jul-25	18,730	35,070	19,981
Aug-25	19,157	35,881	20,413
Sep-25	19,670	37,120	20,836
Oct-25	19,928	37,915	21,010
Nov-25	20,085	38,019	21,106
Dec-25	20,119	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	12.64%	7.61%	7.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 438,584,086
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,811,607
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$438,584,086
# of Portfolio Holdings	203
Portfolio Turnover Rate	243%
Advisory Fees and Waivers	2,811,607

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.4%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.5%Footnote Reference
Communication Services	10.9%Footnote Reference
Health Care	12.4%Footnote Reference
Industrials	12.7%Footnote Reference
Financials	17.7%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	62.2%Footnote Reference
Registered Investment Companies	28.9%Footnote Reference
Money Market Registered Investment Companies	7.8%Footnote Reference
Assets/Other Liabilities (Net)	1.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Baird Core Plus Bond Fund - Class I	5.9%
Fidelity Total Bond Fund - Class Z	5.9%
Microsoft Corp	5.3%
NVIDIA Corp	4.7%
Alphabet Inc - Class C	4.1%
iShares 7-10 Year Treasury Bond ETF	4.1%
Berkshire Hathaway Inc	3.6%
Apple Inc	3.6%
Dodge & Cox Income Fund - Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174345
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Institutional Class
Trading Symbol	BLNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,662	9,436	9,683
Feb-16	9,643	9,433	9,729
Mar-16	9,981	10,097	10,215
Apr-16	10,000	10,159	10,343
May-16	10,068	10,341	10,373
Jun-16	10,116	10,362	10,460
Jul-16	10,397	10,774	10,753
Aug-16	10,406	10,801	10,775
Sep-16	10,416	10,818	10,816
Oct-16	10,202	10,584	10,658
Nov-16	10,378	11,058	10,716
Dec-16	10,492	11,274	10,857
Jan-17	10,609	11,486	11,032
Feb-17	10,921	11,913	11,256
Mar-17	10,921	11,921	11,312
Apr-17	11,038	12,047	11,430
May-17	11,146	12,171	11,562
Jun-17	11,204	12,280	11,606
Jul-17	11,400	12,512	11,803
Aug-17	11,469	12,536	11,862
Sep-17	11,616	12,842	12,000
Oct-17	11,812	13,122	12,150
Nov-17	11,979	13,521	12,315
Dec-17	12,092	13,656	12,448
Jan-18	12,485	14,375	12,787
Feb-18	12,102	13,846	12,420
Mar-18	11,957	13,568	12,340
Apr-18	11,978	13,619	12,353
May-18	12,113	14,004	12,428
Jun-18	12,102	14,095	12,409
Jul-18	12,373	14,563	12,625
Aug-18	12,643	15,074	12,736
Sep-18	12,612	15,099	12,722
Oct-18	11,893	13,988	12,123
Nov-18	11,955	14,268	12,292
Dec-18	11,747	12,940	11,856
Jan-19	11,937	14,051	12,507
Feb-19	12,073	14,545	12,724
Mar-19	12,189	14,757	12,885
Apr-19	12,401	15,346	13,134
May-19	11,904	14,353	12,741
Jun-19	12,464	15,361	13,289
Jul-19	12,570	15,590	13,331
Aug-19	12,432	15,272	13,217
Sep-19	12,581	15,540	13,411
Oct-19	12,730	15,874	13,633
Nov-19	12,964	16,478	13,821
Dec-19	13,247	16,954	14,112
Jan-20	13,172	16,935	14,075
Feb-20	12,476	15,549	13,451
Mar-20	11,468	13,410	12,224
Apr-20	11,875	15,186	13,095
May-20	12,122	15,999	13,514
Jun-20	12,229	16,364	13,780
Jul-20	12,639	17,294	14,270
Aug-20	13,177	18,546	14,698
Sep-20	12,886	17,871	14,443
Oct-20	12,594	17,485	14,249
Nov-20	13,535	19,613	15,449
Dec-20	14,004	20,495	15,922
Jan-21	13,971	20,404	15,825
Feb-21	14,166	21,042	16,016
Mar-21	14,534	21,796	16,267
Apr-21	15,021	22,919	16,735
May-21	15,151	23,024	16,966
Jun-21	15,335	23,592	17,077
Jul-21	15,443	23,991	17,200
Aug-21	15,703	24,675	17,424
Sep-21	15,273	23,568	16,962
Oct-21	15,754	25,161	17,380
Nov-21	15,590	24,778	17,065
Dec-21	15,924	25,754	17,544
Jan-22	15,407	24,239	16,882
Feb-22	15,243	23,628	16,623
Mar-22	15,207	24,395	16,634
Apr-22	14,562	22,205	15,661
May-22	14,585	22,176	15,706
Jun-22	14,021	20,321	14,748
Jul-22	14,352	22,227	15,503
Aug-22	14,069	21,397	15,031
Sep-22	13,679	19,413	13,875
Oct-22	14,012	21,005	14,339
Nov-22	14,465	22,102	15,277
Dec-22	14,204	20,808	14,952
Jan-23	14,607	22,241	15,772
Feb-23	14,290	21,721	15,326
Mar-23	14,509	22,302	15,599
Apr-23	14,681	22,539	15,741
May-23	14,570	22,627	15,464
Jun-23	15,109	24,172	15,985
Jul-23	15,405	25,038	16,368
Aug-23	15,220	24,555	16,004
Sep-23	14,789	23,386	15,460
Oct-23	14,468	22,766	15,019
Nov-23	15,272	24,888	16,126
Dec-23	15,983	26,209	16,929
Jan-24	16,083	26,499	16,907
Feb-24	16,669	27,933	17,182
Mar-24	17,179	28,834	17,591
Apr-24	16,492	27,566	17,039
May-24	17,204	28,868	17,489
Jun-24	17,454	29,762	17,638
Jul-24	17,768	30,315	18,088
Aug-24	18,119	30,975	18,492
Sep-24	18,257	31,616	18,868
Oct-24	17,917	31,384	18,380
Nov-24	18,535	33,471	18,892
Dec-24	17,925	32,448	18,329
Jan-25	18,335	33,473	18,799
Feb-25	18,321	32,831	18,943
Mar-25	17,585	30,916	18,638
Apr-25	17,443	30,709	18,824
May-25	18,040	32,655	19,328
Jun-25	18,636	34,314	19,916
Jul-25	18,793	35,070	19,981
Aug-25	19,221	35,881	20,413
Sep-25	19,735	37,120	20,836
Oct-25	19,992	37,915	21,010
Nov-25	20,164	38,019	21,106
Dec-25	20,198	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	12.68%	7.60%	7.28%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 438,584,086
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,811,607
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$438,584,086
# of Portfolio Holdings	203
Portfolio Turnover Rate	243%
Advisory Fees and Waivers	2,811,607

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.4%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.5%Footnote Reference
Communication Services	10.9%Footnote Reference
Health Care	12.4%Footnote Reference
Industrials	12.7%Footnote Reference
Financials	17.7%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	62.2%Footnote Reference
Registered Investment Companies	28.9%Footnote Reference
Money Market Registered Investment Companies	7.8%Footnote Reference
Assets/Other Liabilities (Net)	1.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Baird Core Plus Bond Fund - Class I	5.9%
Fidelity Total Bond Fund - Class Z	5.9%
Microsoft Corp	5.3%
NVIDIA Corp	4.7%
Alphabet Inc - Class C	4.1%
iShares 7-10 Year Treasury Bond ETF	4.1%
Berkshire Hathaway Inc	3.6%
Apple Inc	3.6%
Dodge & Cox Income Fund - Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010077
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Retail Class
Trading Symbol	FLDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$140	1.34%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,662	9,436	9,683
Feb-16	9,643	9,433	9,729
Mar-16	9,981	10,097	10,215
Apr-16	10,000	10,159	10,343
May-16	10,068	10,341	10,373
Jun-16	10,116	10,362	10,460
Jul-16	10,397	10,774	10,753
Aug-16	10,406	10,801	10,775
Sep-16	10,416	10,818	10,816
Oct-16	10,202	10,584	10,658
Nov-16	10,378	11,058	10,716
Dec-16	10,484	11,274	10,857
Jan-17	10,601	11,486	11,032
Feb-17	10,904	11,913	11,256
Mar-17	10,904	11,921	11,312
Apr-17	11,021	12,047	11,430
May-17	11,129	12,171	11,562
Jun-17	11,173	12,280	11,606
Jul-17	11,368	12,512	11,803
Aug-17	11,427	12,536	11,862
Sep-17	11,574	12,842	12,000
Oct-17	11,760	13,122	12,150
Nov-17	11,927	13,521	12,315
Dec-17	12,029	13,656	12,448
Jan-18	12,412	14,375	12,787
Feb-18	12,039	13,846	12,420
Mar-18	11,884	13,568	12,340
Apr-18	11,894	13,619	12,353
May-18	12,029	14,004	12,428
Jun-18	12,019	14,095	12,409
Jul-18	12,279	14,563	12,625
Aug-18	12,549	15,074	12,736
Sep-18	12,512	15,099	12,722
Oct-18	11,794	13,988	12,123
Nov-18	11,856	14,268	12,292
Dec-18	11,638	12,940	11,856
Jan-19	11,827	14,051	12,507
Feb-19	11,953	14,545	12,724
Mar-19	12,058	14,757	12,885
Apr-19	12,268	15,346	13,134
May-19	11,774	14,353	12,741
Jun-19	12,331	15,361	13,289
Jul-19	12,426	15,590	13,331
Aug-19	12,289	15,272	13,217
Sep-19	12,426	15,540	13,411
Oct-19	12,564	15,874	13,633
Nov-19	12,797	16,478	13,821
Dec-19	13,068	16,954	14,112
Jan-20	12,983	16,935	14,075
Feb-20	12,301	15,549	13,451
Mar-20	11,299	13,410	12,224
Apr-20	11,704	15,186	13,095
May-20	11,938	15,999	13,514
Jun-20	12,034	16,364	13,780
Jul-20	12,441	17,294	14,270
Aug-20	12,965	18,546	14,698
Sep-20	12,670	17,871	14,443
Oct-20	12,391	17,485	14,249
Nov-20	13,303	19,613	15,449
Dec-20	13,756	20,495	15,922
Jan-21	13,713	20,404	15,825
Feb-21	13,907	21,042	16,016
Mar-21	14,261	21,796	16,267
Apr-21	14,733	22,919	16,735
May-21	14,851	23,024	16,966
Jun-21	15,033	23,592	17,077
Jul-21	15,130	23,991	17,200
Aug-21	15,387	24,675	17,424
Sep-21	14,958	23,568	16,962
Oct-21	15,423	25,161	17,380
Nov-21	15,271	24,778	17,065
Dec-21	15,576	25,754	17,544
Jan-22	15,077	24,239	16,882
Feb-22	14,915	23,628	16,623
Mar-22	14,880	24,395	16,634
Apr-22	14,241	22,205	15,661
May-22	14,265	22,176	15,706
Jun-22	13,707	20,321	14,748
Jul-22	14,022	22,227	15,503
Aug-22	13,742	21,397	15,031
Sep-22	13,358	19,413	13,875
Oct-22	13,687	21,005	14,339
Nov-22	14,110	22,102	15,277
Dec-22	13,849	20,808	14,952
Jan-23	14,235	22,241	15,772
Feb-23	13,921	21,721	15,326
Mar-23	14,138	22,302	15,599
Apr-23	14,295	22,539	15,741
May-23	14,187	22,627	15,464
Jun-23	14,706	24,172	15,985
Jul-23	14,985	25,038	16,368
Aug-23	14,803	24,555	16,004
Sep-23	14,379	23,386	15,460
Oct-23	14,063	22,766	15,019
Nov-23	14,841	24,888	16,126
Dec-23	15,522	26,209	16,929
Jan-24	15,620	26,499	16,907
Feb-24	16,183	27,933	17,182
Mar-24	16,672	28,834	17,591
Apr-24	16,010	27,566	17,039
May-24	16,697	28,868	17,489
Jun-24	16,930	29,762	17,638
Jul-24	17,238	30,315	18,088
Aug-24	17,558	30,975	18,492
Sep-24	17,694	31,616	18,868
Oct-24	17,360	31,384	18,380
Nov-24	17,953	33,471	18,892
Dec-24	17,354	32,448	18,329
Jan-25	17,743	33,473	18,799
Feb-25	17,743	32,831	18,943
Mar-25	17,020	30,916	18,638
Apr-25	16,867	30,709	18,824
May-25	17,438	32,655	19,328
Jun-25	18,009	34,314	19,916
Jul-25	18,163	35,070	19,981
Aug-25	18,582	35,881	20,413
Sep-25	19,057	37,120	20,836
Oct-25	19,310	37,915	21,010
Nov-25	19,464	38,019	21,106
Dec-25	19,496	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	12.35%	7.22%	6.90%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 438,584,086
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,811,607
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$438,584,086
# of Portfolio Holdings	203
Portfolio Turnover Rate	243%
Advisory Fees and Waivers	2,811,607

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.4%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.5%Footnote Reference
Communication Services	10.9%Footnote Reference
Health Care	12.4%Footnote Reference
Industrials	12.7%Footnote Reference
Financials	17.7%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	62.2%Footnote Reference
Registered Investment Companies	28.9%Footnote Reference
Money Market Registered Investment Companies	7.8%Footnote Reference
Assets/Other Liabilities (Net)	1.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Baird Core Plus Bond Fund - Class I	5.9%
Fidelity Total Bond Fund - Class Z	5.9%
Microsoft Corp	5.3%
NVIDIA Corp	4.7%
Alphabet Inc - Class C	4.1%
iShares 7-10 Year Treasury Bond ETF	4.1%
Berkshire Hathaway Inc	3.6%
Apple Inc	3.6%
Dodge & Cox Income Fund - Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000176586
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Adviser Class
Trading Symbol	IFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,739	10,138	9,973
Feb-16	9,813	10,210	10,051
Mar-16	10,607	10,303	10,282
Apr-16	10,968	10,343	10,367
May-16	11,285	10,345	10,358
Jun-16	11,653	10,531	10,512
Jul-16	11,882	10,598	10,641
Aug-16	11,819	10,586	10,633
Sep-16	12,159	10,580	10,664
Oct-16	11,688	10,499	10,556
Nov-16	11,766	10,250	10,415
Dec-16	11,985	10,265	10,467
Jan-17	11,946	10,285	10,547
Feb-17	12,148	10,354	10,654
Mar-17	12,339	10,349	10,676
Apr-17	12,344	10,428	10,764
May-17	12,406	10,509	10,857
Jun-17	12,400	10,498	10,852
Jul-17	12,749	10,543	10,953
Aug-17	12,670	10,638	11,029
Sep-17	12,721	10,587	11,043
Oct-17	12,642	10,593	11,090
Nov-17	12,827	10,580	11,137
Dec-17	12,944	10,628	11,200
Jan-18	13,080	10,506	11,252
Feb-18	12,854	10,406	11,092
Mar-18	12,808	10,473	11,105
Apr-18	12,768	10,395	11,058
May-18	12,854	10,469	11,109
Jun-18	12,820	10,456	11,105
Jul-18	12,974	10,459	11,176
Aug-18	13,099	10,526	11,239
Sep-18	13,082	10,458	11,204
Oct-18	12,658	10,376	10,987
Nov-18	12,669	10,438	11,077
Dec-18	12,621	10,629	11,066
Jan-19	12,868	10,742	11,350
Feb-19	12,968	10,736	11,414
Mar-19	13,115	10,942	11,582
Apr-19	13,245	10,945	11,660
May-19	13,062	11,139	11,650
Jun-19	13,452	11,279	11,902
Jul-19	13,529	11,304	11,933
Aug-19	13,565	11,597	12,028
Sep-19	13,595	11,535	12,071
Oct-19	13,678	11,570	12,164
Nov-19	13,774	11,564	12,207
Dec-19	13,947	11,556	12,307
Jan-20	14,025	11,778	12,433
Feb-20	13,742	11,990	12,361
Mar-20	12,994	11,920	11,893
Apr-20	13,284	12,132	12,316
May-20	13,551	12,188	12,516
Jun-20	13,684	12,265	12,664
Jul-20	14,066	12,448	12,954
Aug-20	14,303	12,348	13,046
Sep-20	14,127	12,341	12,957
Oct-20	13,969	12,286	12,862
Nov-20	14,567	12,406	13,330
Dec-20	14,880	12,423	13,507
Jan-21	14,806	12,334	13,411
Feb-21	14,800	12,156	13,291
Mar-21	14,935	12,005	13,290
Apr-21	15,225	12,099	13,503
May-21	15,299	12,139	13,618
Jun-21	15,459	12,224	13,700
Jul-21	15,515	12,361	13,830
Aug-21	15,627	12,337	13,878
Sep-21	15,391	12,230	13,658
Oct-21	15,584	12,227	13,754
Nov-21	15,484	12,263	13,689
Dec-21	15,629	12,232	13,812
Jan-22	15,303	11,968	13,463
Feb-22	15,191	11,835	13,288
Mar-22	15,035	11,506	13,064
Apr-22	14,636	11,069	12,508
May-22	14,649	11,141	12,562
Jun-22	14,054	10,966	12,152
Jul-22	14,257	11,234	12,548
Aug-22	14,061	10,917	12,193
Sep-22	13,785	10,445	11,506
Oct-22	13,877	10,310	11,574
Nov-22	14,228	10,689	12,108
Dec-22	14,076	10,641	11,997
Jan-23	14,436	10,968	12,424
Feb-23	14,190	10,684	12,110
Mar-23	14,370	10,956	12,372
Apr-23	14,457	11,022	12,461
May-23	14,323	10,902	12,294
Jun-23	14,564	10,863	12,409
Jul-23	14,733	10,856	12,516
Aug-23	14,625	10,786	12,365
Sep-23	14,375	10,512	12,029
Oct-23	14,218	10,346	11,808
Nov-23	14,845	10,815	12,426
Dec-23	15,492	11,229	12,925
Jan-24	15,520	11,198	12,897
Feb-24	15,665	11,040	12,852
Mar-24	15,961	11,142	13,023
Apr-24	15,510	10,860	12,682
May-24	15,940	11,044	12,940
Jun-24	16,113	11,149	13,052
Jul-24	16,441	11,409	13,378
Aug-24	16,714	11,573	13,616
Sep-24	16,909	11,728	13,826
Oct-24	16,593	11,437	13,469
Nov-24	16,944	11,558	13,668
Dec-24	16,558	11,369	13,386
Jan-25	16,792	11,430	13,556
Feb-25	16,998	11,681	13,784
Mar-25	16,657	11,685	13,728
Apr-25	16,543	11,731	13,835
May-25	16,736	11,647	13,891
Jun-25	17,122	11,826	14,169
Jul-25	17,173	11,795	14,148
Aug-25	17,439	11,936	14,387
Sep-25	17,771	12,067	14,577
Oct-25	17,952	12,142	14,671
Nov-25	18,054	12,217	14,752
Dec-25	18,019	12,199	14,778

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	8.83%	3.90%	6.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Conservative Target Risk Index	10.40%	1.81%	3.98%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 161,877,435
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 788,486
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$161,877,435
# of Portfolio Holdings	193
Portfolio Turnover Rate	157%
Advisory Fees and Waivers	788,486

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.4%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	13.2%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.0%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	8.2%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	14.8%
Baird Core Plus Bond Fund - Class I	14.8%
iShares 7-10 Year Treasury Bond ETF	8.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares 20+ Year Treasury Bond ETF	6.8%
Dodge & Cox Income Fund - Class I	6.5%
Fidelity Advisor Capital & Income Fund - Class Z	6.4%
Frost Total Return Bond Fund - Class I	3.9%
Microsoft Corp	2.0%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000169633
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Institutional Class
Trading Symbol	IFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,739	10,138	9,973
Feb-16	9,813	10,210	10,051
Mar-16	10,607	10,303	10,282
Apr-16	10,968	10,343	10,367
May-16	11,285	10,345	10,358
Jun-16	11,653	10,531	10,512
Jul-16	11,882	10,598	10,641
Aug-16	11,819	10,586	10,633
Sep-16	12,159	10,580	10,664
Oct-16	11,688	10,499	10,556
Nov-16	11,766	10,250	10,415
Dec-16	11,983	10,265	10,467
Jan-17	11,944	10,285	10,547
Feb-17	12,152	10,354	10,654
Mar-17	12,337	10,349	10,676
Apr-17	12,343	10,428	10,764
May-17	12,405	10,509	10,857
Jun-17	12,405	10,498	10,852
Jul-17	12,753	10,543	10,953
Aug-17	12,674	10,638	11,029
Sep-17	12,725	10,587	11,043
Oct-17	12,657	10,593	11,090
Nov-17	12,837	10,580	11,137
Dec-17	12,955	10,628	11,200
Jan-18	13,096	10,506	11,252
Feb-18	12,869	10,406	11,092
Mar-18	12,830	10,473	11,105
Apr-18	12,790	10,395	11,058
May-18	12,881	10,469	11,109
Jun-18	12,847	10,456	11,105
Jul-18	13,001	10,459	11,176
Aug-18	13,127	10,526	11,239
Sep-18	13,115	10,458	11,204
Oct-18	12,691	10,376	10,987
Nov-18	12,702	10,438	11,077
Dec-18	12,659	10,629	11,066
Jan-19	12,907	10,742	11,350
Feb-19	13,013	10,736	11,414
Mar-19	13,160	10,942	11,582
Apr-19	13,290	10,945	11,660
May-19	13,107	11,139	11,650
Jun-19	13,503	11,279	11,902
Jul-19	13,581	11,304	11,933
Aug-19	13,622	11,597	12,028
Sep-19	13,652	11,535	12,071
Oct-19	13,736	11,570	12,164
Nov-19	13,832	11,564	12,207
Dec-19	14,003	11,556	12,307
Jan-20	14,076	11,778	12,433
Feb-20	13,798	11,990	12,361
Mar-20	13,049	11,920	11,893
Apr-20	13,334	12,132	12,316
May-20	13,600	12,188	12,516
Jun-20	13,734	12,265	12,664
Jul-20	14,117	12,448	12,954
Aug-20	14,361	12,348	13,046
Sep-20	14,184	12,341	12,957
Oct-20	14,025	12,286	12,862
Nov-20	14,625	12,406	13,330
Dec-20	14,939	12,423	13,507
Jan-21	14,859	12,334	13,411
Feb-21	14,853	12,156	13,291
Mar-21	14,988	12,005	13,290
Apr-21	15,278	12,099	13,503
May-21	15,359	12,139	13,618
Jun-21	15,519	12,224	13,700
Jul-21	15,569	12,361	13,830
Aug-21	15,681	12,337	13,878
Sep-21	15,445	12,230	13,658
Oct-21	15,632	12,227	13,754
Nov-21	15,532	12,263	13,689
Dec-21	15,677	12,232	13,812
Jan-22	15,350	11,968	13,463
Feb-22	15,238	11,835	13,288
Mar-22	15,081	11,506	13,064
Apr-22	14,676	11,069	12,508
May-22	14,689	11,141	12,562
Jun-22	14,093	10,966	12,152
Jul-22	14,297	11,234	12,548
Aug-22	14,093	10,917	12,193
Sep-22	13,818	10,445	11,506
Oct-22	13,910	10,310	11,574
Nov-22	14,267	10,689	12,108
Dec-22	14,109	10,641	11,997
Jan-23	14,469	10,968	12,424
Feb-23	14,222	10,684	12,110
Mar-23	14,409	10,956	12,372
Apr-23	14,490	11,022	12,461
May-23	14,356	10,902	12,294
Jun-23	14,597	10,863	12,409
Jul-23	14,766	10,856	12,516
Aug-23	14,651	10,786	12,365
Sep-23	14,408	10,512	12,029
Oct-23	14,244	10,346	11,808
Nov-23	14,871	10,815	12,426
Dec-23	15,524	11,229	12,925
Jan-24	15,551	11,198	12,897
Feb-24	15,696	11,040	12,852
Mar-24	15,985	11,142	13,023
Apr-24	15,535	10,860	12,682
May-24	15,964	11,044	12,940
Jun-24	16,137	11,149	13,052
Jul-24	16,465	11,409	13,378
Aug-24	16,737	11,573	13,616
Sep-24	16,926	11,728	13,826
Oct-24	16,609	11,437	13,469
Nov-24	16,968	11,558	13,668
Dec-24	16,577	11,369	13,386
Jan-25	16,811	11,430	13,556
Feb-25	17,016	11,681	13,784
Mar-25	16,676	11,685	13,728
Apr-25	16,562	11,731	13,835
May-25	16,755	11,647	13,891
Jun-25	17,141	11,826	14,169
Jul-25	17,191	11,795	14,148
Aug-25	17,457	11,936	14,387
Sep-25	17,788	12,067	14,577
Oct-25	17,969	12,142	14,671
Nov-25	18,071	12,217	14,752
Dec-25	18,041	12,199	14,778

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	8.83%	3.85%	6.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Conservative Target Risk Index	10.40%	1.81%	3.98%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 161,877,435
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 788,486
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$161,877,435
# of Portfolio Holdings	193
Portfolio Turnover Rate	157%
Advisory Fees and Waivers	788,486

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.4%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	13.2%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.0%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	8.2%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	14.8%
Baird Core Plus Bond Fund - Class I	14.8%
iShares 7-10 Year Treasury Bond ETF	8.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares 20+ Year Treasury Bond ETF	6.8%
Dodge & Cox Income Fund - Class I	6.5%
Fidelity Advisor Capital & Income Fund - Class Z	6.4%
Frost Total Return Bond Fund - Class I	3.9%
Microsoft Corp	2.0%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010070
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Retail Class
Trading Symbol	FLRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,739	10,138	9,973
Feb-16	9,813	10,210	10,051
Mar-16	10,607	10,303	10,282
Apr-16	10,968	10,343	10,367
May-16	11,285	10,345	10,358
Jun-16	11,653	10,531	10,512
Jul-16	11,882	10,598	10,641
Aug-16	11,819	10,586	10,633
Sep-16	12,159	10,580	10,664
Oct-16	11,688	10,499	10,556
Nov-16	11,772	10,250	10,415
Dec-16	11,987	10,265	10,467
Jan-17	11,942	10,285	10,547
Feb-17	12,145	10,354	10,654
Mar-17	12,330	10,349	10,676
Apr-17	12,330	10,428	10,764
May-17	12,386	10,509	10,857
Jun-17	12,381	10,498	10,852
Jul-17	12,729	10,543	10,953
Aug-17	12,645	10,638	11,029
Sep-17	12,696	10,587	11,043
Oct-17	12,617	10,593	11,090
Nov-17	12,797	10,580	11,137
Dec-17	12,903	10,628	11,200
Jan-18	13,040	10,506	11,252
Feb-18	12,817	10,406	11,092
Mar-18	12,765	10,473	11,105
Apr-18	12,725	10,395	11,058
May-18	12,811	10,469	11,109
Jun-18	12,771	10,456	11,105
Jul-18	12,921	10,459	11,176
Aug-18	13,048	10,526	11,239
Sep-18	13,030	10,458	11,204
Oct-18	12,607	10,376	10,987
Nov-18	12,613	10,438	11,077
Dec-18	12,565	10,629	11,066
Jan-19	12,814	10,742	11,350
Feb-19	12,909	10,736	11,414
Mar-19	13,057	10,942	11,582
Apr-19	13,182	10,945	11,660
May-19	12,992	11,139	11,650
Jun-19	13,385	11,279	11,902
Jul-19	13,457	11,304	11,933
Aug-19	13,486	11,597	12,028
Sep-19	13,516	11,535	12,071
Oct-19	13,594	11,570	12,164
Nov-19	13,685	11,564	12,207
Dec-19	13,853	11,556	12,307
Jan-20	13,925	11,778	12,433
Feb-20	13,640	11,990	12,361
Mar-20	12,895	11,920	11,893
Apr-20	13,174	12,132	12,316
May-20	13,436	12,188	12,516
Jun-20	13,563	12,265	12,664
Jul-20	13,936	12,448	12,954
Aug-20	14,174	12,348	13,046
Sep-20	13,991	12,341	12,957
Oct-20	13,831	12,286	12,862
Nov-20	14,419	12,406	13,330
Dec-20	14,722	12,423	13,507
Jan-21	14,642	12,334	13,411
Feb-21	14,636	12,156	13,291
Mar-21	14,759	12,005	13,290
Apr-21	15,043	12,099	13,503
May-21	15,117	12,139	13,618
Jun-21	15,265	12,224	13,700
Jul-21	15,314	12,361	13,830
Aug-21	15,419	12,337	13,878
Sep-21	15,184	12,230	13,658
Oct-21	15,371	12,227	13,754
Nov-21	15,265	12,263	13,689
Dec-21	15,405	12,232	13,812
Jan-22	15,080	11,968	13,463
Feb-22	14,969	11,835	13,288
Mar-22	14,812	11,506	13,064
Apr-22	14,415	11,069	12,508
May-22	14,428	11,141	12,562
Jun-22	13,841	10,966	12,152
Jul-22	14,037	11,234	12,548
Aug-22	13,835	10,917	12,193
Sep-22	13,561	10,445	11,506
Oct-22	13,646	10,310	11,574
Nov-22	13,981	10,689	12,108
Dec-22	13,828	10,641	11,997
Jan-23	14,179	10,968	12,424
Feb-23	13,934	10,684	12,110
Mar-23	14,106	10,956	12,372
Apr-23	14,186	11,022	12,461
May-23	14,046	10,902	12,294
Jun-23	14,286	10,863	12,409
Jul-23	14,447	10,856	12,516
Aug-23	14,333	10,786	12,365
Sep-23	14,085	10,512	12,029
Oct-23	13,929	10,346	11,808
Nov-23	14,537	10,815	12,426
Dec-23	15,164	11,229	12,925
Jan-24	15,191	11,198	12,897
Feb-24	15,328	11,040	12,852
Mar-24	15,615	11,142	13,023
Apr-24	15,168	10,860	12,682
May-24	15,587	11,044	12,940
Jun-24	15,752	11,149	13,052
Jul-24	16,062	11,409	13,378
Aug-24	16,325	11,573	13,616
Sep-24	16,512	11,728	13,826
Oct-24	16,192	11,437	13,469
Nov-24	16,539	11,558	13,668
Dec-24	16,154	11,369	13,386
Jan-25	16,378	11,430	13,556
Feb-25	16,582	11,681	13,784
Mar-25	16,245	11,685	13,728
Apr-25	16,132	11,731	13,835
May-25	16,309	11,647	13,891
Jun-25	16,683	11,826	14,169
Jul-25	16,732	11,795	14,148
Aug-25	16,988	11,936	14,387
Sep-25	17,308	12,067	14,577
Oct-25	17,479	12,142	14,671
Nov-25	17,572	12,217	14,752
Dec-25	17,536	12,199	14,778

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	8.56%	3.56%	5.78%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Conservative Target Risk Index	10.40%	1.81%	3.98%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 161,877,435
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 788,486
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$161,877,435
# of Portfolio Holdings	193
Portfolio Turnover Rate	157%
Advisory Fees and Waivers	788,486

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.4%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	13.2%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.0%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	8.2%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	14.8%
Baird Core Plus Bond Fund - Class I	14.8%
iShares 7-10 Year Treasury Bond ETF	8.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares 20+ Year Treasury Bond ETF	6.8%
Dodge & Cox Income Fund - Class I	6.5%
Fidelity Advisor Capital & Income Fund - Class Z	6.4%
Frost Total Return Bond Fund - Class I	3.9%
Microsoft Corp	2.0%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174342
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Adviser Class
Trading Symbol	DYGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,391	9,436	9,426
Feb-16	9,252	9,433	9,428
Mar-16	9,872	10,097	10,129
Apr-16	9,840	10,159	10,296
May-16	9,957	10,341	10,348
Jun-16	9,947	10,362	10,355
Jul-16	10,322	10,774	10,792
Aug-16	10,311	10,801	10,841
Sep-16	10,343	10,818	10,899
Oct-16	10,058	10,584	10,689
Nov-16	10,370	11,058	10,917
Dec-16	10,549	11,274	11,134
Jan-17	10,712	11,486	11,403
Feb-17	11,124	11,913	11,720
Mar-17	11,102	11,921	11,819
Apr-17	11,232	12,047	11,973
May-17	11,417	12,171	12,151
Jun-17	11,471	12,280	12,243
Jul-17	11,743	12,512	12,536
Aug-17	11,830	12,536	12,571
Sep-17	12,080	12,842	12,838
Oct-17	12,407	13,122	13,085
Nov-17	12,657	13,521	13,376
Dec-17	12,809	13,656	13,577
Jan-18	13,539	14,375	14,233
Feb-18	13,009	13,846	13,667
Mar-18	12,774	13,568	13,486
Apr-18	12,880	13,619	13,564
May-18	13,068	14,004	13,671
Jun-18	12,927	14,095	13,640
Jul-18	13,305	14,563	14,004
Aug-18	13,565	15,074	14,172
Sep-18	13,553	15,099	14,173
Oct-18	12,596	13,988	13,155
Nov-18	12,773	14,268	13,401
Dec-18	11,721	12,940	12,468
Jan-19	12,640	14,051	13,486
Feb-19	12,951	14,545	13,859
Mar-19	13,088	14,757	13,993
Apr-19	13,446	15,346	14,418
May-19	12,634	14,353	13,621
Jun-19	13,452	15,361	14,469
Jul-19	13,512	15,590	14,520
Aug-19	13,249	15,272	14,183
Sep-19	13,488	15,540	14,519
Oct-19	13,776	15,874	14,873
Nov-19	14,160	16,478	15,210
Dec-19	14,569	16,954	15,699
Jan-20	14,324	16,935	15,474
Feb-20	13,260	15,549	14,248
Mar-20	11,657	13,410	12,132
Apr-20	12,966	15,186	13,385
May-20	13,651	15,999	13,992
Jun-20	13,957	16,364	14,352
Jul-20	14,620	17,294	15,026
Aug-20	15,553	18,546	15,772
Sep-20	15,032	17,871	15,358
Oct-20	14,614	17,485	15,088
Nov-20	16,163	19,613	17,001
Dec-20	16,878	20,495	17,780
Jan-21	16,878	20,404	17,705
Feb-21	17,217	21,042	18,254
Mar-21	17,794	21,796	18,780
Apr-21	18,496	22,919	19,531
May-21	18,772	23,024	19,875
Jun-21	19,035	23,592	20,009
Jul-21	19,198	23,991	20,096
Aug-21	19,675	24,675	20,527
Sep-21	18,867	23,568	19,800
Oct-21	19,924	25,161	20,593
Nov-21	19,559	24,778	19,969
Dec-21	20,258	25,754	20,856
Jan-22	19,250	24,239	19,847
Feb-22	18,847	23,628	19,520
Mar-22	19,264	24,395	19,844
Apr-22	17,738	22,205	18,434
May-22	17,824	22,176	18,454
Jun-22	16,370	20,321	16,888
Jul-22	17,522	22,227	18,019
Aug-22	16,788	21,397	17,436
Sep-22	15,420	19,413	15,818
Oct-22	16,659	21,005	16,783
Nov-22	17,943	22,102	18,113
Dec-22	17,173	20,808	17,534
Jan-23	18,201	22,241	18,783
Feb-23	17,650	21,721	18,227
Mar-23	18,216	22,302	18,482
Apr-23	18,544	22,539	18,670
May-23	18,276	22,627	18,279
Jun-23	19,305	24,172	19,293
Jul-23	19,844	25,038	20,024
Aug-23	19,470	24,555	19,418
Sep-23	18,707	23,386	18,664
Oct-23	18,121	22,766	17,997
Nov-23	19,623	24,888	19,620
Dec-23	20,732	26,209	20,743
Jan-24	20,822	26,499	20,713
Feb-24	21,881	27,933	21,419
Mar-24	22,728	28,834	22,105
Apr-24	21,711	27,566	21,329
May-24	22,819	28,868	21,986
Jun-24	23,122	29,762	22,163
Jul-24	23,594	30,315	22,759
Aug-24	24,081	30,975	23,347
Sep-24	24,234	31,616	23,895
Oct-24	23,744	31,384	23,315
Nov-24	24,708	33,471	24,258
Dec-24	23,758	32,448	23,337
Jan-25	24,489	33,473	24,204
Feb-25	24,350	32,831	24,149
Mar-25	23,184	30,916	23,498
Apr-25	23,202	30,709	23,804
May-25	24,458	32,655	24,907
Jun-25	25,435	34,314	25,875
Jul-25	25,610	35,070	26,043
Aug-25	26,380	35,881	26,730
Sep-25	27,151	37,120	27,422
Oct-25	27,573	37,915	27,663
Nov-25	27,819	38,019	27,785
Dec-25	27,920	38,012	28,104

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	17.51%	10.59%	10.81%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Aggressive Target Risk Index	20.43%	9.59%	10.89%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 476,655,560
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,553,470
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$476,655,560
# of Portfolio Holdings	203
Portfolio Turnover Rate	289%
Advisory Fees and Waivers	2,553,470

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.8%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	51.6%Footnote Reference
Registered Investment Companies	4.5%Footnote Reference
Money Market Registered Investment Companies	41.6%Footnote Reference
Assets/Other Liabilities (Net)	2.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	4.4%
NVIDIA Corp	3.8%
Alphabet Inc - Class C	3.3%
Berkshire Hathaway Inc	3.0%
Apple Inc	3.0%
Meta Platforms Inc	1.9%
General Dynamics Corp	1.3%
Bank of New York Mellon Corp/The	1.2%
Mastercard Inc	1.2%
Amgen Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174341
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Institutional Class
Trading Symbol	DYGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,391	9,436	9,426
Feb-16	9,252	9,433	9,428
Mar-16	9,872	10,097	10,129
Apr-16	9,840	10,159	10,296
May-16	9,957	10,341	10,348
Jun-16	9,947	10,362	10,355
Jul-16	10,322	10,774	10,792
Aug-16	10,311	10,801	10,841
Sep-16	10,343	10,818	10,899
Oct-16	10,058	10,584	10,689
Nov-16	10,370	11,058	10,917
Dec-16	10,540	11,274	11,134
Jan-17	10,713	11,486	11,403
Feb-17	11,126	11,913	11,720
Mar-17	11,104	11,921	11,819
Apr-17	11,223	12,047	11,973
May-17	11,408	12,171	12,151
Jun-17	11,473	12,280	12,243
Jul-17	11,745	12,512	12,536
Aug-17	11,832	12,536	12,571
Sep-17	12,094	12,842	12,838
Oct-17	12,420	13,122	13,085
Nov-17	12,671	13,521	13,376
Dec-17	12,817	13,656	13,577
Jan-18	13,561	14,375	14,233
Feb-18	13,018	13,846	13,667
Mar-18	12,794	13,568	13,486
Apr-18	12,900	13,619	13,564
May-18	13,089	14,004	13,671
Jun-18	12,959	14,095	13,640
Jul-18	13,338	14,563	14,004
Aug-18	13,611	15,074	14,172
Sep-18	13,599	15,099	14,173
Oct-18	12,638	13,988	13,155
Nov-18	12,816	14,268	13,401
Dec-18	11,769	12,940	12,468
Jan-19	12,691	14,051	13,486
Feb-19	13,003	14,545	13,859
Mar-19	13,147	14,757	13,993
Apr-19	13,507	15,346	14,418
May-19	12,678	14,353	13,621
Jun-19	13,507	15,361	14,469
Jul-19	13,579	15,590	14,520
Aug-19	13,314	15,272	14,183
Sep-19	13,555	15,540	14,519
Oct-19	13,845	15,874	14,873
Nov-19	14,231	16,478	15,210
Dec-19	14,640	16,954	15,699
Jan-20	14,394	16,935	15,474
Feb-20	13,324	15,549	14,248
Mar-20	11,712	13,410	12,132
Apr-20	13,041	15,186	13,385
May-20	13,730	15,999	13,992
Jun-20	14,041	16,364	14,352
Jul-20	14,708	17,294	15,026
Aug-20	15,646	18,546	15,772
Sep-20	15,117	17,871	15,358
Oct-20	14,696	17,485	15,088
Nov-20	16,255	19,613	17,001
Dec-20	16,974	20,495	17,780
Jan-21	16,962	20,404	17,705
Feb-21	17,315	21,042	18,254
Mar-21	17,883	21,796	18,780
Apr-21	18,590	22,919	19,531
May-21	18,867	23,024	19,875
Jun-21	19,132	23,592	20,009
Jul-21	19,296	23,991	20,096
Aug-21	19,776	24,675	20,527
Sep-21	18,962	23,568	19,800
Oct-21	20,026	25,161	20,593
Nov-21	19,646	24,778	19,969
Dec-21	20,348	25,754	20,856
Jan-22	19,348	24,239	19,847
Feb-22	18,928	23,628	19,520
Mar-22	19,363	24,395	19,844
Apr-22	17,826	22,205	18,434
May-22	17,913	22,176	18,454
Jun-22	16,450	20,321	16,888
Jul-22	17,609	22,227	18,019
Aug-22	16,870	21,397	17,436
Sep-22	15,493	19,413	15,818
Oct-22	16,726	21,005	16,783
Nov-22	18,018	22,102	18,113
Dec-22	17,243	20,808	17,534
Jan-23	18,279	22,241	18,783
Feb-23	17,723	21,721	18,227
Mar-23	18,294	22,302	18,482
Apr-23	18,624	22,539	18,670
May-23	18,354	22,627	18,279
Jun-23	19,375	24,172	19,293
Jul-23	19,918	25,038	20,024
Aug-23	19,556	24,555	19,418
Sep-23	18,772	23,386	18,664
Oct-23	18,183	22,766	17,997
Nov-23	19,694	24,888	19,620
Dec-23	20,820	26,209	20,743
Jan-24	20,896	26,499	20,713
Feb-24	21,961	27,933	21,419
Mar-24	22,812	28,834	22,105
Apr-24	21,790	27,566	21,329
May-24	22,904	28,868	21,986
Jun-24	23,193	29,762	22,163
Jul-24	23,668	30,315	22,759
Aug-24	24,158	30,975	23,347
Sep-24	24,311	31,616	23,895
Oct-24	23,819	31,384	23,315
Nov-24	24,788	33,471	24,258
Dec-24	23,821	32,448	23,337
Jan-25	24,555	33,473	24,204
Feb-25	24,415	32,831	24,149
Mar-25	23,262	30,916	23,498
Apr-25	23,280	30,709	23,804
May-25	24,524	32,655	24,907
Jun-25	25,506	34,314	25,875
Jul-25	25,700	35,070	26,043
Aug-25	26,456	35,881	26,730
Sep-25	27,248	37,120	27,422
Oct-25	27,672	37,915	27,663
Nov-25	27,901	38,019	27,785
Dec-25	28,014	38,012	28,104

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	17.60%	10.54%	10.85%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Aggressive Target Risk Index	20.43%	9.59%	10.89%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 476,655,560
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,553,470
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$476,655,560
# of Portfolio Holdings	203
Portfolio Turnover Rate	289%
Advisory Fees and Waivers	2,553,470

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.8%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	51.6%Footnote Reference
Registered Investment Companies	4.5%Footnote Reference
Money Market Registered Investment Companies	41.6%Footnote Reference
Assets/Other Liabilities (Net)	2.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	4.4%
NVIDIA Corp	3.8%
Alphabet Inc - Class C	3.3%
Berkshire Hathaway Inc	3.0%
Apple Inc	3.0%
Meta Platforms Inc	1.9%
General Dynamics Corp	1.3%
Bank of New York Mellon Corp/The	1.2%
Mastercard Inc	1.2%
Amgen Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010072
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$140	1.33%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,391	9,436	9,426
Feb-16	9,252	9,433	9,428
Mar-16	9,872	10,097	10,129
Apr-16	9,840	10,159	10,296
May-16	9,957	10,341	10,348
Jun-16	9,947	10,362	10,355
Jul-16	10,322	10,774	10,792
Aug-16	10,311	10,801	10,841
Sep-16	10,343	10,818	10,899
Oct-16	10,058	10,584	10,689
Nov-16	10,370	11,058	10,917
Dec-16	10,537	11,274	11,134
Jan-17	10,700	11,486	11,403
Feb-17	11,112	11,913	11,720
Mar-17	11,090	11,921	11,819
Apr-17	11,210	12,047	11,973
May-17	11,394	12,171	12,151
Jun-17	11,454	12,280	12,243
Jul-17	11,715	12,512	12,536
Aug-17	11,801	12,536	12,571
Sep-17	12,051	12,842	12,838
Oct-17	12,377	13,122	13,085
Nov-17	12,616	13,521	13,376
Dec-17	12,772	13,656	13,577
Jan-18	13,501	14,375	14,233
Feb-18	12,960	13,846	13,667
Mar-18	12,725	13,568	13,486
Apr-18	12,830	13,619	13,564
May-18	13,019	14,004	13,671
Jun-18	12,878	14,095	13,640
Jul-18	13,255	14,563	14,004
Aug-18	13,514	15,074	14,172
Sep-18	13,491	15,099	14,173
Oct-18	12,535	13,988	13,155
Nov-18	12,712	14,268	13,401
Dec-18	11,666	12,940	12,468
Jan-19	12,584	14,051	13,486
Feb-19	12,882	14,545	13,859
Mar-19	13,025	14,757	13,993
Apr-19	13,370	15,346	14,418
May-19	12,559	14,353	13,621
Jun-19	13,370	15,361	14,469
Jul-19	13,430	15,590	14,520
Aug-19	13,167	15,272	14,183
Sep-19	13,394	15,540	14,519
Oct-19	13,682	15,874	14,873
Nov-19	14,065	16,478	15,210
Dec-19	14,466	16,954	15,699
Jan-20	14,210	16,935	15,474
Feb-20	13,149	15,549	14,248
Mar-20	11,553	13,410	12,132
Apr-20	12,857	15,186	13,385
May-20	13,539	15,999	13,992
Jun-20	13,832	16,364	14,352
Jul-20	14,479	17,294	15,026
Aug-20	15,407	18,546	15,772
Sep-20	14,879	17,871	15,358
Oct-20	14,464	17,485	15,088
Nov-20	15,991	19,613	17,001
Dec-20	16,689	20,495	17,780
Jan-21	16,677	20,404	17,705
Feb-21	17,014	21,042	18,254
Mar-21	17,574	21,796	18,780
Apr-21	18,260	22,919	19,531
May-21	18,534	23,024	19,875
Jun-21	18,783	23,592	20,009
Jul-21	18,945	23,991	20,096
Aug-21	19,407	24,675	20,527
Sep-21	18,598	23,568	19,800
Oct-21	19,636	25,161	20,593
Nov-21	19,261	24,778	19,969
Dec-21	19,951	25,754	20,856
Jan-22	18,963	24,239	19,847
Feb-22	18,548	23,628	19,520
Mar-22	18,963	24,395	19,844
Apr-22	17,445	22,205	18,434
May-22	17,531	22,176	18,454
Jun-22	16,098	20,321	16,888
Jul-22	17,216	22,227	18,019
Aug-22	16,499	21,397	17,436
Sep-22	15,153	19,413	15,818
Oct-22	16,357	21,005	16,783
Nov-22	17,605	22,102	18,113
Dec-22	16,853	20,808	17,534
Jan-23	17,847	22,241	18,783
Feb-23	17,313	21,721	18,227
Mar-23	17,862	22,302	18,482
Apr-23	18,189	22,539	18,670
May-23	17,906	22,627	18,279
Jun-23	18,916	24,172	19,293
Jul-23	19,422	25,038	20,024
Aug-23	19,065	24,555	19,418
Sep-23	18,306	23,386	18,664
Oct-23	17,725	22,766	17,997
Nov-23	19,201	24,888	19,620
Dec-23	20,281	26,209	20,743
Jan-24	20,356	26,499	20,713
Feb-24	21,391	27,933	21,419
Mar-24	22,215	28,834	22,105
Apr-24	21,208	27,566	21,329
May-24	22,290	28,868	21,986
Jun-24	22,576	29,762	22,163
Jul-24	23,028	30,315	22,759
Aug-24	23,496	30,975	23,347
Sep-24	23,631	31,616	23,895
Oct-24	23,148	31,384	23,315
Nov-24	24,085	33,471	24,258
Dec-24	23,153	32,448	23,337
Jan-25	23,857	33,473	24,204
Feb-25	23,720	32,831	24,149
Mar-25	22,586	30,916	23,498
Apr-25	22,603	30,709	23,804
May-25	23,809	32,655	24,907
Jun-25	24,756	34,314	25,875
Jul-25	24,929	35,070	26,043
Aug-25	25,672	35,881	26,730
Sep-25	26,415	37,120	27,422
Oct-25	26,814	37,915	27,663
Nov-25	27,039	38,019	27,785
Dec-25	27,140	38,012	28,104

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	17.22%	10.21%	10.50%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Aggressive Target Risk Index	20.43%	9.59%	10.89%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 476,655,560
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 2,553,470
InvestmentCompanyPortfolioTurnover	289.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$476,655,560
# of Portfolio Holdings	203
Portfolio Turnover Rate	289%
Advisory Fees and Waivers	2,553,470

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.8%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	51.6%Footnote Reference
Registered Investment Companies	4.5%Footnote Reference
Money Market Registered Investment Companies	41.6%Footnote Reference
Assets/Other Liabilities (Net)	2.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	4.4%
NVIDIA Corp	3.8%
Alphabet Inc - Class C	3.3%
Berkshire Hathaway Inc	3.0%
Apple Inc	3.0%
Meta Platforms Inc	1.9%
General Dynamics Corp	1.3%
Bank of New York Mellon Corp/The	1.2%
Mastercard Inc	1.2%
Amgen Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174348
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Adviser Class
Trading Symbol	GBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$161	1.54%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-15	10,000	10,000	10,000
Jan-16	9,347	9,436	9,665
Feb-16	9,218	9,433	9,729
Mar-16	9,914	10,097	10,245
Apr-16	9,914	10,159	10,401
May-16	9,904	10,341	10,370
Jun-16	9,882	10,362	10,455
Jul-16	10,269	10,774	10,770
Aug-16	10,301	10,801	10,785
Sep-16	10,409	10,818	10,849
Oct-16	10,129	10,584	10,635
Nov-16	10,204	11,058	10,562
Dec-16	10,366	11,274	10,700
Jan-17	10,637	11,486	10,916
Feb-17	10,875	11,913	11,131
Mar-17	10,994	11,921	11,226
Apr-17	11,146	12,047	11,386
May-17	11,309	12,171	11,588
Jun-17	11,373	12,280	11,623
Jul-17	11,742	12,512	11,863
Aug-17	11,851	12,536	11,930
Sep-17	12,101	12,842	12,056
Oct-17	12,415	13,122	12,197
Nov-17	12,589	13,521	12,388
Dec-17	12,734	13,656	12,526
Jan-18	13,396	14,375	12,964
Feb-18	12,911	13,846	12,596
Mar-18	12,723	13,568	12,505
Apr-18	12,800	13,619	12,512
May-18	12,811	14,004	12,530
Jun-18	12,657	14,095	12,485
Jul-18	12,978	14,563	12,699
Aug-18	13,089	15,074	12,807
Sep-18	13,100	15,099	12,791
Oct-18	12,103	13,988	12,151
Nov-18	12,192	14,268	12,292
Dec-18	11,877	12,940	11,835
Jan-19	12,051	14,051	12,454
Feb-19	12,202	14,545	12,633
Mar-19	12,289	14,757	12,791
Apr-19	12,544	15,346	13,033
May-19	11,882	14,353	12,659
Jun-19	12,573	15,361	13,228
Jul-19	12,527	15,590	13,251
Aug-19	12,294	15,272	13,170
Sep-19	12,538	15,540	13,291
Oct-19	12,818	15,874	13,543
Nov-19	13,063	16,478	13,715
Dec-19	13,462	16,954	14,029
Jan-20	13,165	16,935	14,010
Feb-20	12,276	15,549	13,362
Mar-20	10,852	13,410	12,120
Apr-20	11,256	15,186	12,950
May-20	11,540	15,999	13,352
Jun-20	11,671	16,364	13,646
Jul-20	12,062	17,294	14,221
Aug-20	12,715	18,546	14,729
Sep-20	12,394	17,871	14,431
Oct-20	12,073	17,485	14,220
Nov-20	13,324	19,613	15,404
Dec-20	13,923	20,495	15,929
Jan-21	13,898	20,404	15,828
Feb-21	14,166	21,042	15,967
Mar-21	14,520	21,796	16,154
Apr-21	14,995	22,919	16,685
May-21	15,288	23,024	16,891
Jun-21	15,386	23,592	16,993
Jul-21	15,422	23,991	17,123
Aug-21	15,690	24,675	17,367
Sep-21	15,154	23,568	16,834
Oct-21	15,678	25,161	17,305
Nov-21	15,300	24,778	17,011
Dec-21	15,719	25,754	17,412
Jan-22	15,177	24,239	16,703
Feb-22	14,920	23,628	16,381
Mar-22	14,852	24,395	16,399
Apr-22	14,067	22,205	15,289
May-22	14,108	22,176	15,309
Jun-22	13,539	20,321	14,326
Jul-22	13,891	22,227	15,073
Aug-22	13,444	21,397	14,543
Sep-22	12,564	19,413	13,396
Oct-22	13,147	21,005	13,844
Nov-22	14,109	22,102	14,762
Dec-22	13,750	20,808	14,433
Jan-23	14,555	22,241	15,237
Feb-23	14,105	21,721	14,810
Mar-23	14,473	22,302	15,210
Apr-23	14,719	22,539	15,365
May-23	14,391	22,627	15,161
Jun-23	15,019	24,172	15,716
Jul-23	15,446	25,038	16,099
Aug-23	15,006	24,555	15,752
Sep-23	14,442	23,386	15,185
Oct-23	14,027	22,766	14,803
Nov-23	15,119	24,888	15,914
Dec-23	15,926	26,209	16,665
Jan-24	15,884	26,499	16,642
Feb-24	16,483	27,933	16,995
Mar-24	17,041	28,834	17,376
Apr-24	16,397	27,566	16,853
May-24	17,125	28,868	17,375
Jun-24	17,209	29,762	17,609
Jul-24	17,589	30,315	18,014
Aug-24	17,941	30,975	18,429
Sep-24	18,152	31,616	18,804
Oct-24	17,628	31,384	18,295
Nov-24	18,081	33,471	18,753
Dec-24	17,425	32,448	18,294
Jan-25	17,979	33,473	18,704
Feb-25	18,137	32,831	18,743
Mar-25	17,591	30,916	18,342
Apr-25	17,734	30,709	18,611
May-25	18,559	32,655	19,218
Jun-25	19,241	34,314	19,870
Jul-25	19,162	35,070	19,955
Aug-25	19,766	35,881	20,385
Sep-25	20,308	37,120	20,886
Oct-25	20,627	37,915	21,159
Nov-25	20,755	38,019	21,206
Dec-25	20,874	38,012	21,346

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.79%	8.44%	7.64%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 39,271,123
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 284,941
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$39,271,123
# of Portfolio Holdings	199
Portfolio Turnover Rate	233%
Advisory Fees and Waivers	284,941

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	3.4%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.3%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	33.5%Footnote Reference
Registered Investment Companies	36.4%Footnote Reference
Money Market Registered Investment Companies	27.9%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

iShares MSCI Japan ETF	5.5%
iShares MSCI United Kingdom ETF	3.3%
Microsoft Corp	3.1%
iShares MSCI Taiwan ETF	2.5%
NVIDIA Corp	2.4%
iShares MSCI South Korea ETF	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
Alphabet Inc - Class C	2.1%
Berkshire Hathaway Inc	2.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174347
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	GBPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$154	1.48%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-15	10,000	10,000	10,000
Jan-16	9,347	9,436	9,665
Feb-16	9,218	9,433	9,729
Mar-16	9,914	10,097	10,245
Apr-16	9,914	10,159	10,401
May-16	9,904	10,341	10,370
Jun-16	9,882	10,362	10,455
Jul-16	10,269	10,774	10,770
Aug-16	10,301	10,801	10,785
Sep-16	10,409	10,818	10,849
Oct-16	10,129	10,584	10,635
Nov-16	10,204	11,058	10,562
Dec-16	10,366	11,274	10,700
Jan-17	10,636	11,486	10,916
Feb-17	10,874	11,913	11,131
Mar-17	10,993	11,921	11,226
Apr-17	11,145	12,047	11,386
May-17	11,307	12,171	11,588
Jun-17	11,372	12,280	11,623
Jul-17	11,741	12,512	11,863
Aug-17	11,849	12,536	11,930
Sep-17	12,098	12,842	12,056
Oct-17	12,424	13,122	12,197
Nov-17	12,597	13,521	12,388
Dec-17	12,757	13,656	12,526
Jan-18	13,419	14,375	12,964
Feb-18	12,934	13,846	12,596
Mar-18	12,757	13,568	12,505
Apr-18	12,823	13,619	12,512
May-18	12,845	14,004	12,530
Jun-18	12,691	14,095	12,485
Jul-18	13,012	14,563	12,699
Aug-18	13,134	15,074	12,807
Sep-18	13,146	15,099	12,791
Oct-18	12,147	13,988	12,151
Nov-18	12,236	14,268	12,292
Dec-18	11,919	12,940	11,835
Jan-19	12,105	14,051	12,454
Feb-19	12,256	14,545	12,633
Mar-19	12,349	14,757	12,791
Apr-19	12,606	15,346	13,033
May-19	11,941	14,353	12,659
Jun-19	12,641	15,361	13,228
Jul-19	12,606	15,590	13,251
Aug-19	12,360	15,272	13,170
Sep-19	12,617	15,540	13,291
Oct-19	12,899	15,874	13,543
Nov-19	13,145	16,478	13,715
Dec-19	13,546	16,954	14,029
Jan-20	13,248	16,935	14,010
Feb-20	12,342	15,549	13,362
Mar-20	10,923	13,410	12,120
Apr-20	11,328	15,186	12,950
May-20	11,614	15,999	13,352
Jun-20	11,745	16,364	13,646
Jul-20	12,139	17,294	14,221
Aug-20	12,795	18,546	14,729
Sep-20	12,474	17,871	14,431
Oct-20	12,150	17,485	14,220
Nov-20	13,413	19,613	15,404
Dec-20	14,011	20,495	15,929
Jan-21	13,998	20,404	15,828
Feb-21	14,269	21,042	15,967
Mar-21	14,626	21,796	16,154
Apr-21	15,106	22,919	16,685
May-21	15,402	23,024	16,891
Jun-21	15,500	23,592	16,993
Jul-21	15,537	23,991	17,123
Aug-21	15,808	24,675	17,367
Sep-21	15,266	23,568	16,834
Oct-21	15,796	25,161	17,305
Nov-21	15,402	24,778	17,011
Dec-21	15,838	25,754	17,412
Jan-22	15,291	24,239	16,703
Feb-22	15,018	23,628	16,381
Mar-22	14,963	24,395	16,399
Apr-22	14,170	22,205	15,289
May-22	14,211	22,176	15,309
Jun-22	13,636	20,321	14,326
Jul-22	13,992	22,227	15,073
Aug-22	13,540	21,397	14,543
Sep-22	12,651	19,413	13,396
Oct-22	13,240	21,005	13,844
Nov-22	14,212	22,102	14,762
Dec-22	13,849	20,808	14,433
Jan-23	14,662	22,241	15,237
Feb-23	14,207	21,721	14,810
Mar-23	14,565	22,302	15,210
Apr-23	14,827	22,539	15,365
May-23	14,496	22,627	15,161
Jun-23	15,117	24,172	15,716
Jul-23	15,547	25,038	16,099
Aug-23	15,117	24,555	15,752
Sep-23	14,548	23,386	15,185
Oct-23	14,116	22,766	14,803
Nov-23	15,217	24,888	15,914
Dec-23	16,047	26,209	16,665
Jan-24	15,991	26,499	16,642
Feb-24	16,610	27,933	16,995
Mar-24	17,145	28,834	17,376
Apr-24	16,509	27,566	16,853
May-24	17,244	28,868	17,375
Jun-24	17,329	29,762	17,609
Jul-24	17,712	30,315	18,014
Aug-24	18,067	30,975	18,429
Sep-24	18,280	31,616	18,804
Oct-24	17,737	31,384	18,295
Nov-24	18,194	33,471	18,753
Dec-24	17,563	32,448	18,294
Jan-25	18,121	33,473	18,704
Feb-25	18,169	32,831	18,743
Mar-25	17,634	30,916	18,342
Apr-25	17,779	30,709	18,611
May-25	18,595	32,655	19,218
Jun-25	19,268	34,314	19,870
Jul-25	19,204	35,070	19,955
Aug-25	19,815	35,881	20,385
Sep-25	20,362	37,120	20,886
Oct-25	20,669	37,915	21,159
Nov-25	20,798	38,019	21,206
Dec-25	20,936	38,012	21,346

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.21%	8.36%	7.67%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 39,271,123
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 284,941
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$39,271,123
# of Portfolio Holdings	199
Portfolio Turnover Rate	233%
Advisory Fees and Waivers	284,941

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	3.4%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.3%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	33.5%Footnote Reference
Registered Investment Companies	36.4%Footnote Reference
Money Market Registered Investment Companies	27.9%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

iShares MSCI Japan ETF	5.5%
iShares MSCI United Kingdom ETF	3.3%
Microsoft Corp	3.1%
iShares MSCI Taiwan ETF	2.5%
NVIDIA Corp	2.4%
iShares MSCI South Korea ETF	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
Alphabet Inc - Class C	2.1%
Berkshire Hathaway Inc	2.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010078
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Retail Class
Trading Symbol	FLFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$195	1.87%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-15	10,000	10,000	10,000
Jan-16	9,347	9,436	9,665
Feb-16	9,218	9,433	9,729
Mar-16	9,914	10,097	10,245
Apr-16	9,914	10,159	10,401
May-16	9,904	10,341	10,370
Jun-16	9,882	10,362	10,455
Jul-16	10,269	10,774	10,770
Aug-16	10,301	10,801	10,785
Sep-16	10,409	10,818	10,849
Oct-16	10,129	10,584	10,635
Nov-16	10,204	11,058	10,562
Dec-16	10,354	11,274	10,700
Jan-17	10,614	11,486	10,916
Feb-17	10,852	11,913	11,131
Mar-17	10,971	11,921	11,226
Apr-17	11,112	12,047	11,386
May-17	11,275	12,171	11,588
Jun-17	11,334	12,280	11,623
Jul-17	11,703	12,512	11,863
Aug-17	11,800	12,536	11,930
Sep-17	12,049	12,842	12,056
Oct-17	12,364	13,122	12,197
Nov-17	12,526	13,521	12,388
Dec-17	12,666	13,656	12,526
Jan-18	13,325	14,375	12,964
Feb-18	12,842	13,846	12,596
Mar-18	12,655	13,568	12,505
Apr-18	12,721	13,619	12,512
May-18	12,732	14,004	12,530
Jun-18	12,573	14,095	12,485
Jul-18	12,892	14,563	12,699
Aug-18	13,002	15,074	12,807
Sep-18	13,013	15,099	12,791
Oct-18	12,023	13,988	12,151
Nov-18	12,100	14,268	12,292
Dec-18	11,788	12,940	11,835
Jan-19	11,972	14,051	12,454
Feb-19	12,111	14,545	12,633
Mar-19	12,191	14,757	12,791
Apr-19	12,445	15,346	13,033
May-19	11,787	14,353	12,659
Jun-19	12,468	15,361	13,228
Jul-19	12,422	15,590	13,251
Aug-19	12,191	15,272	13,170
Sep-19	12,434	15,540	13,291
Oct-19	12,700	15,874	13,543
Nov-19	12,943	16,478	13,715
Dec-19	13,340	16,954	14,029
Jan-20	13,034	16,935	14,010
Feb-20	12,150	15,549	13,362
Mar-20	10,747	13,410	12,120
Apr-20	11,136	15,186	12,950
May-20	11,407	15,999	13,352
Jun-20	11,549	16,364	13,646
Jul-20	11,926	17,294	14,221
Aug-20	12,562	18,546	14,729
Sep-20	12,244	17,871	14,431
Oct-20	11,926	17,485	14,220
Nov-20	13,163	19,613	15,404
Dec-20	13,735	20,495	15,929
Jan-21	13,723	20,404	15,828
Feb-21	13,976	21,042	15,967
Mar-21	14,326	21,796	16,154
Apr-21	14,796	22,919	16,685
May-21	15,073	23,024	16,891
Jun-21	15,169	23,592	16,993
Jul-21	15,193	23,991	17,123
Aug-21	15,458	24,675	17,367
Sep-21	14,928	23,568	16,834
Oct-21	15,434	25,161	17,305
Nov-21	15,049	24,778	17,011
Dec-21	15,464	25,754	17,412
Jan-22	14,915	24,239	16,703
Feb-22	14,661	23,628	16,381
Mar-22	14,580	24,395	16,399
Apr-22	13,817	22,205	15,289
May-22	13,844	22,176	15,309
Jun-22	13,282	20,321	14,326
Jul-22	13,616	22,227	15,073
Aug-22	13,174	21,397	14,543
Sep-22	12,304	19,413	13,396
Oct-22	12,880	21,005	13,844
Nov-22	13,818	22,102	14,762
Dec-22	13,463	20,808	14,433
Jan-23	14,245	22,241	15,237
Feb-23	13,800	21,721	14,810
Mar-23	14,151	22,302	15,210
Apr-23	14,394	22,539	15,365
May-23	14,070	22,627	15,161
Jun-23	14,664	24,172	15,716
Jul-23	15,084	25,038	16,099
Aug-23	14,650	24,555	15,752
Sep-23	14,094	23,386	15,185
Oct-23	13,686	22,766	14,803
Nov-23	14,734	24,888	15,914
Dec-23	15,532	26,209	16,665
Jan-24	15,477	26,499	16,642
Feb-24	16,067	27,933	16,995
Mar-24	16,589	28,834	17,376
Apr-24	15,969	27,566	16,853
May-24	16,671	28,868	17,375
Jun-24	16,754	29,762	17,609
Jul-24	17,113	30,315	18,014
Aug-24	17,445	30,975	18,429
Sep-24	17,638	31,616	18,804
Oct-24	17,124	31,384	18,295
Nov-24	17,555	33,471	18,753
Dec-24	16,934	32,448	18,294
Jan-25	17,462	33,473	18,704
Feb-25	17,508	32,831	18,743
Mar-25	16,988	30,916	18,342
Apr-25	17,113	30,709	18,611
May-25	17,906	32,655	19,218
Jun-25	18,560	34,314	19,870
Jul-25	18,482	35,070	19,955
Aug-25	19,059	35,881	20,385
Sep-25	19,575	37,120	20,886
Oct-25	19,872	37,915	21,159
Nov-25	19,997	38,019	21,206
Dec-25	20,112	38,012	21,346

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	18.77%	7.93%	7.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 39,271,123
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 284,941
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$39,271,123
# of Portfolio Holdings	199
Portfolio Turnover Rate	233%
Advisory Fees and Waivers	284,941

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	3.4%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.3%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	33.5%Footnote Reference
Registered Investment Companies	36.4%Footnote Reference
Money Market Registered Investment Companies	27.9%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

iShares MSCI Japan ETF	5.5%
iShares MSCI United Kingdom ETF	3.3%
Microsoft Corp	3.1%
iShares MSCI Taiwan ETF	2.5%
NVIDIA Corp	2.4%
iShares MSCI South Korea ETF	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
Alphabet Inc - Class C	2.1%
Berkshire Hathaway Inc	2.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000253095
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class F
Trading Symbol	MDFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,120,692,007
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,120,692,007 # of Portfolio Holdings66 Portfolio Turnover RateN/A Advisory Fees and Waivers0
Holdings [Text Block]

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000253096
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class X
Trading Symbol	MDXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Money Market Fund for the period of September 26, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class X	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,120,692,007
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,120,692,007 # of Portfolio Holdings66 Portfolio Turnover RateN/A Advisory Fees and Waivers0
Holdings [Text Block]

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000253097
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class Y
Trading Symbol	MDYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Money Market Fund for the period of September 08, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class Y	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
AssetsNet	$ 1,120,692,007
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,120,692,007 # of Portfolio Holdings66 Portfolio Turnover RateN/A Advisory Fees and Waivers0
Holdings [Text Block]

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000173654
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class E
Trading Symbol	FLPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,120,692,007
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,120,692,007 # of Portfolio Holdings66 Portfolio Turnover RateN/A Advisory Fees and Waivers0
Holdings [Text Block]

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174353
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Adviser Class
Trading Symbol	DVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	10,138	9,831
Feb-16	9,453	10,210	9,891
Mar-16	10,096	10,303	10,244
Apr-16	10,149	10,343	10,348
May-16	10,334	10,345	10,365
Jun-16	10,360	10,531	10,486
Jul-16	10,871	10,598	10,696
Aug-16	10,781	10,586	10,706
Sep-16	10,813	10,580	10,742
Oct-16	10,548	10,499	10,611
Nov-16	11,066	10,250	10,569
Dec-16	11,214	10,265	10,666
Jan-17	11,262	10,285	10,793
Feb-17	11,664	10,354	10,958
Mar-17	11,536	10,349	10,997
Apr-17	11,611	10,428	11,101
May-17	11,568	10,509	11,216
Jun-17	11,764	10,498	11,236
Jul-17	11,960	10,543	11,379
Aug-17	11,873	10,638	11,447
Sep-17	12,272	10,587	11,525
Oct-17	12,606	10,593	11,625
Nov-17	12,929	10,580	11,726
Dec-17	13,053	10,628	11,825
Jan-18	13,366	10,506	12,009
Feb-18	13,064	10,406	11,750
Mar-18	12,952	10,473	11,716
Apr-18	12,963	10,395	11,698
May-18	13,098	10,469	11,770
Jun-18	13,064	10,456	11,762
Jul-18	13,278	10,459	11,906
Aug-18	13,492	10,526	11,998
Sep-18	13,464	10,458	11,976
Oct-18	12,854	10,376	11,576
Nov-18	12,877	10,438	11,704
Dec-18	12,731	10,629	11,486
Jan-19	12,966	10,742	11,948
Feb-19	13,083	10,736	12,090
Mar-19	13,206	10,942	12,257
Apr-19	13,395	10,945	12,421
May-19	13,018	11,139	12,223
Jun-19	13,530	11,279	12,617
Jul-19	13,624	11,304	12,660
Aug-19	13,565	11,597	12,659
Sep-19	13,660	11,535	12,771
Oct-19	13,779	11,570	12,925
Nov-19	13,957	11,564	13,046
Dec-19	14,188	11,556	13,238
Jan-20	14,176	11,778	13,299
Feb-20	13,674	11,990	12,973
Mar-20	12,729	11,920	12,158
Apr-20	13,089	12,132	12,817
May-20	13,365	12,188	13,132
Jun-20	13,485	12,265	13,341
Jul-20	13,906	12,448	13,733
Aug-20	14,328	12,348	13,997
Sep-20	14,075	12,341	13,822
Oct-20	13,833	12,286	13,676
Nov-20	14,643	12,406	14,493
Dec-20	15,046	12,423	14,807
Jan-21	14,985	12,334	14,711
Feb-21	15,082	12,156	14,734
Mar-21	15,337	12,005	14,854
Apr-21	15,750	12,099	15,188
May-21	15,847	12,139	15,348
Jun-21	16,041	12,224	15,460
Jul-21	16,114	12,361	15,592
Aug-21	16,309	12,337	15,724
Sep-21	15,969	12,230	15,395
Oct-21	16,311	12,227	15,642
Nov-21	16,177	12,263	15,464
Dec-21	16,422	12,232	15,750
Jan-22	15,994	11,968	15,246
Feb-22	15,852	11,835	15,024
Mar-22	15,774	11,506	14,907
Apr-22	15,229	11,069	14,154
May-22	15,242	11,141	14,203
Jun-22	14,645	10,966	13,551
Jul-22	14,919	11,234	14,127
Aug-22	14,671	10,917	13,720
Sep-22	14,307	10,445	12,830
Oct-22	14,517	10,310	13,081
Nov-22	14,932	10,689	13,791
Dec-22	14,716	10,641	13,568
Jan-23	15,130	10,968	14,183
Feb-23	14,849	10,684	13,815
Mar-23	15,037	10,956	14,097
Apr-23	15,144	11,022	14,212
May-23	15,023	10,902	14,013
Jun-23	15,426	10,863	14,319
Jul-23	15,683	10,856	14,549
Aug-23	15,507	10,786	14,313
Sep-23	15,155	10,512	13,885
Oct-23	14,910	10,346	13,568
Nov-23	15,673	10,815	14,410
Dec-23	16,398	11,229	15,046
Jan-24	16,453	11,198	15,037
Feb-24	16,824	11,040	15,148
Mar-24	17,237	11,142	15,425
Apr-24	16,656	10,860	14,984
May-24	17,251	11,044	15,336
Jun-24	17,471	11,149	15,479
Jul-24	17,819	11,409	15,865
Aug-24	18,139	11,573	16,179
Sep-24	18,319	11,728	16,458
Oct-24	17,970	11,437	16,052
Nov-24	18,487	11,558	16,419
Dec-24	17,982	11,369	16,010
Jan-25	18,319	11,430	16,320
Feb-25	18,422	11,681	16,508
Mar-25	17,864	11,685	16,323
Apr-25	17,746	11,731	16,456
May-25	18,145	11,647	16,717
Jun-25	18,647	11,826	17,132
Jul-25	18,751	11,795	17,154
Aug-25	19,123	11,936	17,479
Sep-25	19,554	12,067	17,769
Oct-25	19,778	12,142	17,896
Nov-25	19,912	12,217	17,997
Dec-25	19,923	12,199	18,070

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	10.79%	5.78%	7.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.09%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 189,087,953
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 1,106,861
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$189,087,953
# of Portfolio Holdings	196
Portfolio Turnover Rate	200%
Advisory Fees and Waivers	1,106,861

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.6%Footnote Reference
Communication Services	10.5%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	42.2%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	8.4%Footnote Reference
Assets/Other Liabilities (Net)	0.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.6%
Baird Core Plus Bond Fund - Class I	10.4%
iShares 7-10 Year Treasury Bond ETF	5.9%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares 20+ Year Treasury Bond ETF	4.8%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
NVIDIA Corp	3.1%
Frost Total Return Bond Fund - Class I	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174354
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Institutional Class
Trading Symbol	DVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	10,138	9,831
Feb-16	9,453	10,210	9,891
Mar-16	10,096	10,303	10,244
Apr-16	10,149	10,343	10,348
May-16	10,334	10,345	10,365
Jun-16	10,360	10,531	10,486
Jul-16	10,871	10,598	10,696
Aug-16	10,781	10,586	10,706
Sep-16	10,813	10,580	10,742
Oct-16	10,548	10,499	10,611
Nov-16	11,066	10,250	10,569
Dec-16	11,213	10,265	10,666
Jan-17	11,272	10,285	10,793
Feb-17	11,663	10,354	10,958
Mar-17	11,545	10,349	10,997
Apr-17	11,610	10,428	11,101
May-17	11,572	10,509	11,216
Jun-17	11,764	10,498	11,236
Jul-17	11,959	10,543	11,379
Aug-17	11,884	10,638	11,447
Sep-17	12,282	10,587	11,525
Oct-17	12,616	10,593	11,625
Nov-17	12,950	10,580	11,726
Dec-17	13,069	10,628	11,825
Jan-18	13,382	10,506	12,009
Feb-18	13,091	10,406	11,750
Mar-18	12,968	10,473	11,716
Apr-18	12,979	10,395	11,698
May-18	13,125	10,469	11,770
Jun-18	13,091	10,456	11,762
Jul-18	13,305	10,459	11,906
Aug-18	13,519	10,526	11,998
Sep-18	13,502	10,458	11,976
Oct-18	12,892	10,376	11,576
Nov-18	12,915	10,438	11,704
Dec-18	12,782	10,629	11,486
Jan-19	13,005	10,742	11,948
Feb-19	13,123	10,736	12,090
Mar-19	13,252	10,942	12,257
Apr-19	13,440	10,945	12,421
May-19	13,075	11,139	12,223
Jun-19	13,582	11,279	12,617
Jul-19	13,677	11,304	12,660
Aug-19	13,617	11,597	12,659
Sep-19	13,712	11,535	12,771
Oct-19	13,843	11,570	12,925
Nov-19	14,022	11,564	13,046
Dec-19	14,254	11,556	13,238
Jan-20	14,242	11,778	13,299
Feb-20	13,727	11,990	12,973
Mar-20	12,780	11,920	12,158
Apr-20	13,140	12,132	12,817
May-20	13,417	12,188	13,132
Jun-20	13,549	12,265	13,341
Jul-20	13,959	12,448	13,733
Aug-20	14,382	12,348	13,997
Sep-20	14,128	12,341	13,822
Oct-20	13,898	12,286	13,676
Nov-20	14,697	12,406	14,493
Dec-20	15,113	12,423	14,807
Jan-21	15,052	12,334	14,711
Feb-21	15,149	12,156	14,734
Mar-21	15,405	12,005	14,854
Apr-21	15,818	12,099	15,188
May-21	15,916	12,139	15,348
Jun-21	16,110	12,224	15,460
Jul-21	16,183	12,361	15,592
Aug-21	16,378	12,337	15,724
Sep-21	16,025	12,230	15,395
Oct-21	16,381	12,227	15,642
Nov-21	16,246	12,263	15,464
Dec-21	16,480	12,232	15,750
Jan-22	16,051	11,968	15,246
Feb-22	15,908	11,835	15,024
Mar-22	15,830	11,506	14,907
Apr-22	15,284	11,069	14,154
May-22	15,297	11,141	14,203
Jun-22	14,699	10,966	13,551
Jul-22	14,973	11,234	14,127
Aug-22	14,725	10,917	13,720
Sep-22	14,360	10,445	12,830
Oct-22	14,571	10,310	13,081
Nov-22	14,986	10,689	13,791
Dec-22	14,768	10,641	13,568
Jan-23	15,183	10,968	14,183
Feb-23	14,889	10,684	13,815
Mar-23	15,076	10,956	14,097
Apr-23	15,197	11,022	14,212
May-23	15,063	10,902	14,013
Jun-23	15,466	10,863	14,319
Jul-23	15,723	10,856	14,549
Aug-23	15,547	10,786	14,313
Sep-23	15,195	10,512	13,885
Oct-23	14,950	10,346	13,568
Nov-23	15,713	10,815	14,410
Dec-23	16,445	11,229	15,046
Jan-24	16,500	11,198	15,037
Feb-24	16,872	11,040	15,148
Mar-24	17,285	11,142	15,425
Apr-24	16,690	10,860	14,984
May-24	17,285	11,044	15,336
Jun-24	17,506	11,149	15,479
Jul-24	17,853	11,409	15,865
Aug-24	18,173	11,573	16,179
Sep-24	18,354	11,728	16,458
Oct-24	18,004	11,437	16,052
Nov-24	18,522	11,558	16,419
Dec-24	18,012	11,369	16,010
Jan-25	18,350	11,430	16,320
Feb-25	18,453	11,681	16,508
Mar-25	17,895	11,685	16,323
Apr-25	17,777	11,731	16,456
May-25	18,161	11,647	16,717
Jun-25	18,678	11,826	17,132
Jul-25	18,797	11,795	17,154
Aug-25	19,153	11,936	17,479
Sep-25	19,584	12,067	17,769
Oct-25	19,808	12,142	17,896
Nov-25	19,943	12,217	17,997
Dec-25	19,952	12,199	18,070

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	10.77%	5.71%	7.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.09%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 189,087,953
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 1,106,861
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$189,087,953
# of Portfolio Holdings	196
Portfolio Turnover Rate	200%
Advisory Fees and Waivers	1,106,861

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.6%Footnote Reference
Communication Services	10.5%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	42.2%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	8.4%Footnote Reference
Assets/Other Liabilities (Net)	0.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.6%
Baird Core Plus Bond Fund - Class I	10.4%
iShares 7-10 Year Treasury Bond ETF	5.9%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares 20+ Year Treasury Bond ETF	4.8%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
NVIDIA Corp	3.1%
Frost Total Return Bond Fund - Class I	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000157689
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$135	1.31%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	10,138	9,831
Feb-16	9,453	10,210	9,891
Mar-16	10,096	10,303	10,244
Apr-16	10,149	10,343	10,348
May-16	10,334	10,345	10,365
Jun-16	10,360	10,531	10,486
Jul-16	10,871	10,598	10,696
Aug-16	10,781	10,586	10,706
Sep-16	10,813	10,580	10,742
Oct-16	10,548	10,499	10,611
Nov-16	11,066	10,250	10,569
Dec-16	11,206	10,265	10,666
Jan-17	11,254	10,285	10,793
Feb-17	11,645	10,354	10,958
Mar-17	11,522	10,349	10,997
Apr-17	11,586	10,428	11,101
May-17	11,548	10,509	11,216
Jun-17	11,736	10,498	11,236
Jul-17	11,921	10,543	11,379
Aug-17	11,846	10,638	11,447
Sep-17	12,233	10,587	11,525
Oct-17	12,555	10,593	11,625
Nov-17	12,889	10,580	11,726
Dec-17	12,997	10,628	11,825
Jan-18	13,309	10,506	12,009
Feb-18	13,008	10,406	11,750
Mar-18	12,885	10,473	11,716
Apr-18	12,897	10,395	11,698
May-18	13,031	10,469	11,770
Jun-18	12,997	10,456	11,762
Jul-18	13,199	10,459	11,906
Aug-18	13,412	10,526	11,998
Sep-18	13,384	10,458	11,976
Oct-18	12,777	10,376	11,576
Nov-18	12,799	10,438	11,704
Dec-18	12,659	10,629	11,486
Jan-19	12,881	10,742	11,948
Feb-19	12,998	10,736	12,090
Mar-19	13,115	10,942	12,257
Apr-19	13,302	10,945	12,421
May-19	12,927	11,139	12,223
Jun-19	13,431	11,279	12,617
Jul-19	13,525	11,304	12,660
Aug-19	13,454	11,597	12,659
Sep-19	13,548	11,535	12,771
Oct-19	13,666	11,570	12,925
Nov-19	13,831	11,564	13,046
Dec-19	14,068	11,556	13,238
Jan-20	14,044	11,778	13,299
Feb-20	13,534	11,990	12,973
Mar-20	12,608	11,920	12,158
Apr-20	12,953	12,132	12,817
May-20	13,226	12,188	13,132
Jun-20	13,345	12,265	13,341
Jul-20	13,751	12,448	13,733
Aug-20	14,156	12,348	13,997
Sep-20	13,903	12,341	13,822
Oct-20	13,664	12,286	13,676
Nov-20	14,453	12,406	14,493
Dec-20	14,849	12,423	14,807
Jan-21	14,789	12,334	14,711
Feb-21	14,885	12,156	14,734
Mar-21	15,138	12,005	14,854
Apr-21	15,534	12,099	15,188
May-21	15,630	12,139	15,348
Jun-21	15,810	12,224	15,460
Jul-21	15,870	12,361	15,592
Aug-21	16,062	12,337	15,724
Sep-21	15,714	12,230	15,395
Oct-21	16,051	12,227	15,642
Nov-21	15,907	12,263	15,464
Dec-21	16,147	12,232	15,750
Jan-22	15,713	11,968	15,246
Feb-22	15,572	11,835	15,024
Mar-22	15,483	11,506	14,907
Apr-22	14,946	11,069	14,154
May-22	14,959	11,141	14,203
Jun-22	14,371	10,966	13,551
Jul-22	14,640	11,234	14,127
Aug-22	14,384	10,917	13,720
Sep-22	14,026	10,445	12,830
Oct-22	14,219	10,310	13,081
Nov-22	14,626	10,689	13,791
Dec-22	14,412	10,641	13,568
Jan-23	14,806	10,968	14,183
Feb-23	14,530	10,684	13,815
Mar-23	14,701	10,956	14,097
Apr-23	14,806	11,022	14,212
May-23	14,688	10,902	14,013
Jun-23	15,070	10,863	14,319
Jul-23	15,309	10,856	14,549
Aug-23	15,137	10,786	14,313
Sep-23	14,792	10,512	13,885
Oct-23	14,538	10,346	13,568
Nov-23	15,286	10,815	14,410
Dec-23	15,985	11,229	15,046
Jan-24	16,039	11,198	15,037
Feb-24	16,402	11,040	15,148
Mar-24	16,793	11,142	15,425
Apr-24	16,225	10,860	14,984
May-24	16,793	11,044	15,336
Jun-24	17,009	11,149	15,479
Jul-24	17,335	11,409	15,865
Aug-24	17,634	11,573	16,179
Sep-24	17,797	11,728	16,458
Oct-24	17,469	11,437	16,052
Nov-24	17,961	11,558	16,419
Dec-24	17,461	11,369	16,010
Jan-25	17,777	11,430	16,320
Feb-25	17,877	11,681	16,508
Mar-25	17,332	11,685	16,323
Apr-25	17,217	11,731	16,456
May-25	17,591	11,647	16,717
Jun-25	18,080	11,826	17,132
Jul-25	18,182	11,795	17,154
Aug-25	18,528	11,936	17,479
Sep-25	18,948	12,067	17,769
Oct-25	19,166	12,142	17,896
Nov-25	19,282	12,217	17,997
Dec-25	19,292	12,199	18,070

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	10.48%	5.37%	6.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.09%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 189,087,953
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 1,106,861
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$189,087,953
# of Portfolio Holdings	196
Portfolio Turnover Rate	200%
Advisory Fees and Waivers	1,106,861

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.6%Footnote Reference
Communication Services	10.5%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	42.2%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	8.4%Footnote Reference
Assets/Other Liabilities (Net)	0.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.6%
Baird Core Plus Bond Fund - Class I	10.4%
iShares 7-10 Year Treasury Bond ETF	5.9%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares 20+ Year Treasury Bond ETF	4.8%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
NVIDIA Corp	3.1%
Frost Total Return Bond Fund - Class I	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174337
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Adviser Class
Trading Symbol	FLMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	9,436	9,683
Feb-16	9,459	9,433	9,729
Mar-16	9,892	10,097	10,215
Apr-16	9,876	10,159	10,343
May-16	10,000	10,341	10,373
Jun-16	9,985	10,362	10,460
Jul-16	10,341	10,774	10,753
Aug-16	10,356	10,801	10,775
Sep-16	10,372	10,818	10,816
Oct-16	10,113	10,584	10,658
Nov-16	10,470	11,058	10,716
Dec-16	10,586	11,274	10,857
Jan-17	10,742	11,486	11,032
Feb-17	11,147	11,913	11,256
Mar-17	11,147	11,921	11,312
Apr-17	11,271	12,047	11,430
May-17	11,412	12,171	11,562
Jun-17	11,505	12,280	11,606
Jul-17	11,755	12,512	11,803
Aug-17	11,817	12,536	11,862
Sep-17	12,051	12,842	12,000
Oct-17	12,347	13,122	12,150
Nov-17	12,628	13,521	12,315
Dec-17	12,756	13,656	12,448
Jan-18	13,430	14,375	12,787
Feb-18	12,891	13,846	12,420
Mar-18	12,638	13,568	12,340
Apr-18	12,722	13,619	12,353
May-18	12,924	14,004	12,428
Jun-18	12,874	14,095	12,409
Jul-18	13,244	14,563	12,625
Aug-18	13,666	15,074	12,736
Sep-18	13,624	15,099	12,722
Oct-18	12,594	13,988	12,123
Nov-18	12,695	14,268	12,292
Dec-18	12,323	12,940	11,856
Jan-19	12,494	14,051	12,507
Feb-19	12,665	14,545	12,724
Mar-19	12,751	14,757	12,885
Apr-19	13,059	15,346	13,134
May-19	12,254	14,353	12,741
Jun-19	12,999	15,361	13,289
Jul-19	13,136	15,590	13,331
Aug-19	12,844	15,272	13,217
Sep-19	13,067	15,540	13,411
Oct-19	13,274	15,874	13,633
Nov-19	13,635	16,478	13,821
Dec-19	14,024	16,954	14,112
Jan-20	13,813	16,935	14,075
Feb-20	12,775	15,549	13,451
Mar-20	11,473	13,410	12,224
Apr-20	12,001	15,186	13,095
May-20	12,265	15,999	13,514
Jun-20	12,353	16,364	13,780
Jul-20	12,830	17,294	14,270
Aug-20	13,643	18,546	14,698
Sep-20	13,220	17,871	14,443
Oct-20	12,811	17,485	14,249
Nov-20	14,055	19,613	15,449
Dec-20	14,680	20,495	15,922
Jan-21	14,680	20,404	15,825
Feb-21	15,071	21,042	16,016
Mar-21	15,639	21,796	16,267
Apr-21	16,332	22,919	16,735
May-21	16,510	23,024	16,966
Jun-21	16,741	23,592	17,077
Jul-21	16,901	23,991	17,200
Aug-21	17,310	24,675	17,424
Sep-21	16,675	23,568	16,962
Oct-21	17,444	25,161	17,380
Nov-21	17,194	24,778	17,065
Dec-21	17,706	25,754	17,544
Jan-22	16,989	24,239	16,882
Feb-22	16,786	23,628	16,623
Mar-22	16,860	24,395	16,634
Apr-22	15,959	22,205	15,661
May-22	16,014	22,176	15,706
Jun-22	15,407	20,321	14,748
Jul-22	15,885	22,227	15,503
Aug-22	15,518	21,397	15,031
Sep-22	14,984	19,413	13,875
Oct-22	15,555	21,005	14,339
Nov-22	16,129	22,102	15,277
Dec-22	15,784	20,808	14,952
Jan-23	16,313	22,241	15,772
Feb-23	15,935	21,721	15,326
Mar-23	16,162	22,302	15,599
Apr-23	16,389	22,539	15,741
May-23	16,256	22,627	15,464
Jun-23	17,089	24,172	15,985
Jul-23	17,583	25,038	16,368
Aug-23	17,279	24,555	16,004
Sep-23	16,614	23,386	15,460
Oct-23	16,117	22,766	15,019
Nov-23	17,129	24,888	16,126
Dec-23	17,968	26,209	16,929
Jan-24	18,202	26,499	16,907
Feb-24	19,157	27,933	17,182
Mar-24	19,937	28,834	17,591
Apr-24	19,018	27,566	17,039
May-24	20,074	28,868	17,489
Jun-24	20,386	29,762	17,638
Jul-24	20,778	30,315	18,088
Aug-24	21,190	30,975	18,492
Sep-24	21,308	31,616	18,868
Oct-24	20,954	31,384	18,380
Nov-24	21,957	33,471	18,892
Dec-24	21,073	32,448	18,329
Jan-25	21,707	33,473	18,799
Feb-25	21,480	32,831	18,943
Mar-25	20,326	30,916	18,638
Apr-25	20,077	30,709	18,824
May-25	21,075	32,655	19,328
Jun-25	21,960	34,314	19,916
Jul-25	22,233	35,070	19,981
Aug-25	22,893	35,881	20,413
Sep-25	23,644	37,120	20,836
Oct-25	24,009	37,915	21,010
Nov-25	24,215	38,019	21,106
Dec-25	24,348	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	15.54%	10.65%	9.31%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,110,499,534
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 6,293,886
InvestmentCompanyPortfolioTurnover	307.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$1,110,499,534
# of Portfolio Holdings	205
Portfolio Turnover Rate	307%
Advisory Fees and Waivers	6,293,886

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	0.9%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.5%Footnote Reference
Real Estate	3.2%Footnote Reference
Consumer Discretionary	6.8%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.1%Footnote Reference
Health Care	12.7%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.5%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.9%
NVIDIA Corp	5.2%
Alphabet Inc - Class C	4.6%
Berkshire Hathaway Inc	4.0%
Apple Inc	4.0%
Meta Platforms Inc	2.5%
General Dynamics Corp	1.8%
Bank of New York Mellon Corp/The	1.6%
Mastercard Inc	1.3%
Eli Lilly & Co	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174338
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Institutional Class
Trading Symbol	FLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	9,436	9,683
Feb-16	9,459	9,433	9,729
Mar-16	9,892	10,097	10,215
Apr-16	9,876	10,159	10,343
May-16	10,000	10,341	10,373
Jun-16	9,985	10,362	10,460
Jul-16	10,341	10,774	10,753
Aug-16	10,356	10,801	10,775
Sep-16	10,372	10,818	10,816
Oct-16	10,113	10,584	10,658
Nov-16	10,470	11,058	10,716
Dec-16	10,590	11,274	10,857
Jan-17	10,746	11,486	11,032
Feb-17	11,151	11,913	11,256
Mar-17	11,135	11,921	11,312
Apr-17	11,276	12,047	11,430
May-17	11,416	12,171	11,562
Jun-17	11,494	12,280	11,606
Jul-17	11,759	12,512	11,803
Aug-17	11,821	12,536	11,862
Sep-17	12,055	12,842	12,000
Oct-17	12,352	13,122	12,150
Nov-17	12,632	13,521	12,315
Dec-17	12,772	13,656	12,448
Jan-18	13,430	14,375	12,787
Feb-18	12,907	13,846	12,420
Mar-18	12,654	13,568	12,340
Apr-18	12,738	13,619	12,353
May-18	12,941	14,004	12,428
Jun-18	12,890	14,095	12,409
Jul-18	13,261	14,563	12,625
Aug-18	13,700	15,074	12,736
Sep-18	13,649	15,099	12,722
Oct-18	12,617	13,988	12,123
Nov-18	12,719	14,268	12,292
Dec-18	12,368	12,940	11,856
Jan-19	12,539	14,051	12,507
Feb-19	12,711	14,545	12,724
Mar-19	12,796	14,757	12,885
Apr-19	13,088	15,346	13,134
May-19	12,299	14,353	12,741
Jun-19	13,037	15,361	13,289
Jul-19	13,174	15,590	13,331
Aug-19	12,882	15,272	13,217
Sep-19	13,123	15,540	13,411
Oct-19	13,330	15,874	13,633
Nov-19	13,692	16,478	13,821
Dec-19	14,100	16,954	14,112
Jan-20	13,870	16,935	14,075
Feb-20	12,829	15,549	13,451
Mar-20	11,523	13,410	12,224
Apr-20	12,053	15,186	13,095
May-20	12,318	15,999	13,514
Jun-20	12,406	16,364	13,780
Jul-20	12,884	17,294	14,270
Aug-20	13,699	18,546	14,698
Sep-20	13,275	17,871	14,443
Oct-20	12,865	17,485	14,249
Nov-20	14,130	19,613	15,449
Dec-20	14,756	20,495	15,922
Jan-21	14,756	20,404	15,825
Feb-21	15,131	21,042	16,016
Mar-21	15,719	21,796	16,267
Apr-21	16,414	22,919	16,735
May-21	16,592	23,024	16,966
Jun-21	16,824	23,592	17,077
Jul-21	16,984	23,991	17,200
Aug-21	17,394	24,675	17,424
Sep-21	16,756	23,568	16,962
Oct-21	17,527	25,161	17,380
Nov-21	17,276	24,778	17,065
Dec-21	17,789	25,754	17,544
Jan-22	17,070	24,239	16,882
Feb-22	16,867	23,628	16,623
Mar-22	16,941	24,395	16,634
Apr-22	16,037	22,205	15,661
May-22	16,074	22,176	15,706
Jun-22	15,484	20,321	14,748
Jul-22	15,945	22,227	15,503
Aug-22	15,576	21,397	15,031
Sep-22	15,042	19,413	13,875
Oct-22	15,614	21,005	14,339
Nov-22	16,190	22,102	15,277
Dec-22	15,844	20,808	14,952
Jan-23	16,374	22,241	15,772
Feb-23	15,995	21,721	15,326
Mar-23	16,222	22,302	15,599
Apr-23	16,450	22,539	15,741
May-23	16,317	22,627	15,464
Jun-23	17,152	24,172	15,985
Jul-23	17,628	25,038	16,368
Aug-23	17,342	24,555	16,004
Sep-23	16,675	23,386	15,460
Oct-23	16,178	22,766	15,019
Nov-23	17,192	24,888	16,126
Dec-23	18,015	26,209	16,929
Jan-24	18,249	26,499	16,907
Feb-24	19,206	27,933	17,182
Mar-24	20,006	28,834	17,591
Apr-24	19,066	27,566	17,039
May-24	20,123	28,868	17,489
Jun-24	20,436	29,762	17,638
Jul-24	20,849	30,315	18,088
Aug-24	21,241	30,975	18,492
Sep-24	21,359	31,616	18,868
Oct-24	21,005	31,384	18,380
Nov-24	22,010	33,471	18,892
Dec-24	21,101	32,448	18,329
Jan-25	21,758	33,473	18,799
Feb-25	21,532	32,831	18,943
Mar-25	20,354	30,916	18,638
Apr-25	20,105	30,709	18,824
May-25	21,126	32,655	19,328
Jun-25	22,011	34,314	19,916
Jul-25	22,284	35,070	19,981
Aug-25	22,967	35,881	20,413
Sep-25	23,696	37,120	20,836
Oct-25	24,061	37,915	21,010
Nov-25	24,289	38,019	21,106
Dec-25	24,401	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	15.63%	10.58%	9.33%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,110,499,534
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 6,293,886
InvestmentCompanyPortfolioTurnover	307.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$1,110,499,534
# of Portfolio Holdings	205
Portfolio Turnover Rate	307%
Advisory Fees and Waivers	6,293,886

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	0.9%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.5%Footnote Reference
Real Estate	3.2%Footnote Reference
Consumer Discretionary	6.8%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.1%Footnote Reference
Health Care	12.7%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.5%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.9%
NVIDIA Corp	5.2%
Alphabet Inc - Class C	4.6%
Berkshire Hathaway Inc	4.0%
Apple Inc	4.0%
Meta Platforms Inc	2.5%
General Dynamics Corp	1.8%
Bank of New York Mellon Corp/The	1.6%
Mastercard Inc	1.3%
Eli Lilly & Co	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010069
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Retail Class
Trading Symbol	FLMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	9,436	9,683
Feb-16	9,459	9,433	9,729
Mar-16	9,892	10,097	10,215
Apr-16	9,876	10,159	10,343
May-16	10,000	10,341	10,373
Jun-16	9,985	10,362	10,460
Jul-16	10,341	10,774	10,753
Aug-16	10,356	10,801	10,775
Sep-16	10,372	10,818	10,816
Oct-16	10,113	10,584	10,658
Nov-16	10,454	11,058	10,716
Dec-16	10,572	11,274	10,857
Jan-17	10,728	11,486	11,032
Feb-17	11,133	11,913	11,256
Mar-17	11,117	11,921	11,312
Apr-17	11,258	12,047	11,430
May-17	11,383	12,171	11,562
Jun-17	11,460	12,280	11,606
Jul-17	11,726	12,512	11,803
Aug-17	11,788	12,536	11,862
Sep-17	12,006	12,842	12,000
Oct-17	12,302	13,122	12,150
Nov-17	12,583	13,521	12,315
Dec-17	12,718	13,656	12,448
Jan-18	13,375	14,375	12,787
Feb-18	12,836	13,846	12,420
Mar-18	12,583	13,568	12,340
Apr-18	12,667	13,619	12,353
May-18	12,869	14,004	12,428
Jun-18	12,819	14,095	12,409
Jul-18	13,190	14,563	12,625
Aug-18	13,595	15,074	12,736
Sep-18	13,552	15,099	12,722
Oct-18	12,522	13,988	12,123
Nov-18	12,623	14,268	12,292
Dec-18	12,253	12,940	11,856
Jan-19	12,424	14,051	12,507
Feb-19	12,595	14,545	12,724
Mar-19	12,680	14,757	12,885
Apr-19	12,971	15,346	13,134
May-19	12,167	14,353	12,741
Jun-19	12,903	15,361	13,289
Jul-19	13,040	15,590	13,331
Aug-19	12,749	15,272	13,217
Sep-19	12,971	15,540	13,411
Oct-19	13,178	15,874	13,633
Nov-19	13,538	16,478	13,821
Dec-19	13,910	16,954	14,112
Jan-20	13,699	16,935	14,075
Feb-20	12,662	15,549	13,451
Mar-20	11,378	13,410	12,224
Apr-20	11,888	15,186	13,095
May-20	12,152	15,999	13,514
Jun-20	12,240	16,364	13,780
Jul-20	12,698	17,294	14,270
Aug-20	13,492	18,546	14,698
Sep-20	13,081	17,871	14,443
Oct-20	12,674	17,485	14,249
Nov-20	13,913	19,613	15,449
Dec-20	14,516	20,495	15,922
Jan-21	14,516	20,404	15,825
Feb-21	14,888	21,042	16,016
Mar-21	15,437	21,796	16,267
Apr-21	16,127	22,919	16,735
May-21	16,304	23,024	16,966
Jun-21	16,535	23,592	17,077
Jul-21	16,676	23,991	17,200
Aug-21	17,083	24,675	17,424
Sep-21	16,462	23,568	16,962
Oct-21	17,192	25,161	17,380
Nov-21	16,960	24,778	17,065
Dec-21	17,449	25,754	17,544
Jan-22	16,735	24,239	16,882
Feb-22	16,533	23,628	16,623
Mar-22	16,607	24,395	16,634
Apr-22	15,710	22,205	15,661
May-22	15,764	22,176	15,706
Jun-22	15,160	20,321	14,748
Jul-22	15,618	22,227	15,503
Aug-22	15,252	21,397	15,031
Sep-22	14,739	19,413	13,875
Oct-22	15,289	21,005	14,339
Nov-22	15,842	22,102	15,277
Dec-22	15,497	20,808	14,952
Jan-23	16,024	22,241	15,772
Feb-23	15,648	21,721	15,326
Mar-23	15,855	22,302	15,599
Apr-23	16,081	22,539	15,741
May-23	15,930	22,627	15,464
Jun-23	16,759	24,172	15,985
Jul-23	17,232	25,038	16,368
Aug-23	16,930	24,555	16,004
Sep-23	16,268	23,386	15,460
Oct-23	15,793	22,766	15,019
Nov-23	16,780	24,888	16,126
Dec-23	17,596	26,209	16,929
Jan-24	17,809	26,499	16,907
Feb-24	18,758	27,933	17,182
Mar-24	19,513	28,834	17,591
Apr-24	18,601	27,566	17,039
May-24	19,629	28,868	17,489
Jun-24	19,920	29,762	17,638
Jul-24	20,328	30,315	18,088
Aug-24	20,717	30,975	18,492
Sep-24	20,815	31,616	18,868
Oct-24	20,464	31,384	18,380
Nov-24	21,439	33,471	18,892
Dec-24	20,570	32,448	18,329
Jan-25	21,176	33,473	18,799
Feb-25	20,974	32,831	18,943
Mar-25	19,829	30,916	18,638
Apr-25	19,581	30,709	18,824
May-25	20,571	32,655	19,328
Jun-25	21,427	34,314	19,916
Jul-25	21,697	35,070	19,981
Aug-25	22,329	35,881	20,413
Sep-25	23,028	37,120	20,836
Oct-25	23,390	37,915	21,010
Nov-25	23,593	38,019	21,106
Dec-25	23,709	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	15.26%	10.31%	9.02%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,110,499,534
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 6,293,886
InvestmentCompanyPortfolioTurnover	307.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$1,110,499,534
# of Portfolio Holdings	205
Portfolio Turnover Rate	307%
Advisory Fees and Waivers	6,293,886

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	0.9%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.5%Footnote Reference
Real Estate	3.2%Footnote Reference
Consumer Discretionary	6.8%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.1%Footnote Reference
Health Care	12.7%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.5%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.9%
NVIDIA Corp	5.2%
Alphabet Inc - Class C	4.6%
Berkshire Hathaway Inc	4.0%
Apple Inc	4.0%
Meta Platforms Inc	2.5%
General Dynamics Corp	1.8%
Bank of New York Mellon Corp/The	1.6%
Mastercard Inc	1.3%
Eli Lilly & Co	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174339
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Adviser Class
Trading Symbol	QNTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$160	1.52%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. sector rotation was a positive contributor to performance in 2025.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-15	10,000	10,000	10,000	10,000
Jan-16	9,300	9,436	9,431	9,121
Feb-16	9,479	9,433	9,564	9,120
Mar-16	10,575	10,097	10,379	9,848
Apr-16	10,891	10,159	10,506	10,003
May-16	10,884	10,341	10,748	10,228
Jun-16	10,862	10,362	10,793	10,222
Jul-16	11,435	10,774	11,256	10,832
Aug-16	11,558	10,801	11,312	11,023
Sep-16	11,623	10,818	11,240	11,146
Oct-16	11,064	10,584	10,940	10,616
Nov-16	12,095	11,058	11,815	11,800
Dec-16	12,223	11,274	12,074	12,131
Jan-17	12,351	11,486	12,276	12,179
Feb-17	12,392	11,913	12,598	12,414
Mar-17	12,447	11,921	12,550	12,430
Apr-17	12,450	12,047	12,654	12,566
May-17	12,274	12,171	12,593	12,311
Jun-17	12,626	12,280	12,797	12,736
Jul-17	12,795	12,512	12,910	12,831
Aug-17	12,524	12,536	12,711	12,668
Sep-17	13,136	12,842	13,209	13,458
Oct-17	13,187	13,122	13,508	13,573
Nov-17	13,840	13,521	14,005	13,964
Dec-17	13,896	13,656	14,035	13,908
Jan-18	14,247	14,375	14,439	14,271
Feb-18	13,503	13,846	13,799	13,718
Mar-18	13,404	13,568	13,927	13,896
Apr-18	13,578	13,619	13,891	14,016
May-18	14,009	14,004	14,464	14,867
Jun-18	14,326	14,095	14,525	14,973
Jul-18	14,606	14,563	14,781	15,234
Aug-18	14,965	15,074	15,253	15,891
Sep-18	14,870	15,099	15,086	15,509
Oct-18	13,631	13,988	13,646	13,824
Nov-18	13,782	14,268	14,072	14,044
Dec-18	12,197	12,940	12,480	12,376
Jan-19	13,644	14,051	13,785	13,768
Feb-19	14,033	14,545	14,369	14,484
Mar-19	13,901	14,757	14,288	14,181
Apr-19	14,150	15,346	14,862	14,662
May-19	12,446	14,353	13,677	13,522
Jun-19	13,561	15,361	14,723	14,478
Jul-19	13,307	15,590	14,898	14,561
Aug-19	12,241	15,272	14,273	13,842
Sep-19	13,243	15,540	14,710	14,130
Oct-19	13,615	15,874	14,876	14,502
Nov-19	14,165	16,478	15,319	15,099
Dec-19	14,469	16,954	15,749	15,535
Jan-20	13,613	16,935	15,338	15,037
Feb-20	12,166	15,549	13,882	13,771
Mar-20	8,645	13,410	11,072	10,779
Apr-20	10,114	15,186	12,642	12,259
May-20	10,499	15,999	13,566	13,057
Jun-20	10,681	16,364	13,737	13,519
Jul-20	11,247	17,294	14,370	13,893
Aug-20	11,644	18,546	14,875	14,676
Sep-20	11,266	17,871	14,392	14,185
Oct-20	11,454	17,485	14,705	14,483
Nov-20	13,111	19,613	16,804	17,152
Dec-20	13,709	20,495	17,900	18,636
Jan-21	13,877	20,404	18,170	19,573
Feb-21	15,281	21,042	19,405	20,793
Mar-21	16,301	21,796	20,312	21,002
Apr-21	17,129	22,919	21,226	21,443
May-21	17,628	23,024	21,268	21,487
Jun-21	17,179	23,592	21,050	21,904
Jul-21	16,799	23,991	21,123	21,113
Aug-21	17,060	24,675	21,534	21,585
Sep-21	16,539	23,568	20,679	20,949
Oct-21	17,275	25,161	21,896	21,840
Nov-21	16,638	24,778	21,253	20,930
Dec-21	17,503	25,754	22,332	21,397
Jan-22	16,993	24,239	20,722	19,337
Feb-22	16,975	23,628	20,953	19,544
Mar-22	17,396	24,395	21,243	19,787
Apr-22	16,175	22,205	19,734	17,826
May-22	16,309	22,176	19,881	17,853
Jun-22	14,619	20,321	17,969	16,385
Jul-22	15,840	22,227	19,918	18,095
Aug-22	15,259	21,397	19,300	17,725
Sep-22	13,810	19,413	17,526	16,026
Oct-22	15,159	21,005	19,369	17,790
Nov-22	15,999	22,102	20,554	18,206
Dec-22	15,132	20,808	19,416	17,024
Jan-23	16,793	22,241	21,208	18,684
Feb-23	16,126	21,721	20,823	18,368
Mar-23	15,371	22,302	20,155	17,491
Apr-23	15,288	22,539	19,997	17,176
May-23	14,892	22,627	19,359	17,017
Jun-23	16,316	24,172	21,132	18,401
Jul-23	16,899	25,038	22,004	19,526
Aug-23	16,312	24,555	21,368	18,549
Sep-23	15,340	23,386	20,245	17,457
Oct-23	14,536	22,766	19,164	16,267
Nov-23	16,041	24,888	20,794	17,739
Dec-23	17,314	26,209	22,607	19,906
Jan-24	17,029	26,499	22,220	19,132
Feb-24	17,645	27,933	23,540	20,214
Mar-24	18,313	28,834	24,857	20,938
Apr-24	17,540	27,566	23,361	19,464
May-24	18,294	28,868	24,386	20,440
Jun-24	18,594	29,762	24,001	20,251
Jul-24	18,801	30,315	25,394	22,309
Aug-24	19,140	30,975	25,374	21,976
Sep-24	19,572	31,616	25,668	22,129
Oct-24	19,181	31,384	25,486	21,810
Nov-24	20,082	33,471	27,732	24,202
Dec-24	19,472	32,448	25,756	22,203
Jan-25	20,021	33,473	26,747	22,785
Feb-25	19,836	32,831	25,585	21,567
Mar-25	18,946	30,916	24,185	20,099
Apr-25	18,991	30,709	23,640	19,634
May-25	20,102	32,655	24,916	20,683
Jun-25	21,017	34,314	25,808	21,807
Jul-25	21,303	35,070	26,226	22,185
Aug-25	21,764	35,881	27,116	23,770
Sep-25	22,630	37,120	27,240	24,510
Oct-25	23,244	37,915	27,113	24,953
Nov-25	23,194	38,019	27,668	25,193
Dec-25	23,222	38,012	27,688	25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.26%	11.12%	8.79%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400	7.50%	9.12%	10.72%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 41,236,163
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 286,493
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$41,236,163
# of Portfolio Holdings	612
Portfolio Turnover Rate	170%
Advisory Fees and Waivers	286,493

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Consumer Staples	1.7%Footnote Reference
Utilities	2.4%Footnote Reference
Materials	2.5%Footnote Reference
Energy	3.3%Footnote Reference
Health Care	5.3%Footnote Reference
Consumer Discretionary	6.1%Footnote Reference
Financials	7.8%Footnote Reference
Industrials	10.4%Footnote Reference
Communication Services	15.9%Footnote Reference
Information Technology	44.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	59.0%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	34.2%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet Inc - Class A	5.8%
NVIDIA Corp	5.6%
Apple Inc	5.1%
Microsoft Corp	4.6%
Broadcom Inc	2.1%
Meta Platforms Inc	1.4%
Amazon.com Inc	1.2%
Fidelity Total Bond Fund - Class Z	1.1%
Baird Core Plus Bond Fund - Class I	0.9%
iShares 7-10 Year Treasury Bond ETF	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174340
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Institutional Class
Trading Symbol	QNTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$155	1.47%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. sector rotation was a positive contributor to performance in 2025.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-15	10,000	10,000	10,000	10,000
Jan-16	9,300	9,436	9,431	9,121
Feb-16	9,479	9,433	9,564	9,120
Mar-16	10,575	10,097	10,379	9,848
Apr-16	10,891	10,159	10,506	10,003
May-16	10,884	10,341	10,748	10,228
Jun-16	10,862	10,362	10,793	10,222
Jul-16	11,435	10,774	11,256	10,832
Aug-16	11,558	10,801	11,312	11,023
Sep-16	11,623	10,818	11,240	11,146
Oct-16	11,064	10,584	10,940	10,616
Nov-16	12,095	11,058	11,815	11,800
Dec-16	12,223	11,274	12,074	12,131
Jan-17	12,355	11,486	12,276	12,179
Feb-17	12,392	11,913	12,598	12,414
Mar-17	12,447	11,921	12,550	12,430
Apr-17	12,454	12,047	12,654	12,566
May-17	12,274	12,171	12,593	12,311
Jun-17	12,630	12,280	12,797	12,736
Jul-17	12,799	12,512	12,910	12,831
Aug-17	12,531	12,536	12,711	12,668
Sep-17	13,143	12,842	13,209	13,458
Oct-17	13,199	13,122	13,508	13,573
Nov-17	13,855	13,521	14,005	13,964
Dec-17	13,915	13,656	14,035	13,908
Jan-18	14,267	14,375	14,439	14,271
Feb-18	13,525	13,846	13,799	13,718
Mar-18	13,427	13,568	13,927	13,896
Apr-18	13,605	13,619	13,891	14,016
May-18	14,040	14,004	14,464	14,867
Jun-18	14,362	14,095	14,525	14,973
Jul-18	14,646	14,563	14,781	15,234
Aug-18	15,005	15,074	15,253	15,891
Sep-18	14,914	15,099	15,086	15,509
Oct-18	13,675	13,988	13,646	13,824
Nov-18	13,831	14,268	14,072	14,044
Dec-18	12,239	12,940	12,480	12,376
Jan-19	13,691	14,051	13,785	13,768
Feb-19	14,085	14,545	14,369	14,484
Mar-19	13,956	14,757	14,288	14,181
Apr-19	14,210	15,346	14,862	14,662
May-19	12,501	14,353	13,677	13,522
Jun-19	13,622	15,361	14,723	14,478
Jul-19	13,372	15,590	14,898	14,561
Aug-19	12,302	15,272	14,273	13,842
Sep-19	13,311	15,540	14,710	14,130
Oct-19	13,685	15,874	14,876	14,502
Nov-19	14,237	16,478	15,319	15,099
Dec-19	14,541	16,954	15,749	15,535
Jan-20	13,684	16,935	15,338	15,037
Feb-20	12,226	15,549	13,882	13,771
Mar-20	8,692	13,410	11,072	10,779
Apr-20	10,164	15,186	12,642	12,259
May-20	10,555	15,999	13,566	13,057
Jun-20	10,738	16,364	13,737	13,519
Jul-20	11,304	17,294	14,370	13,893
Aug-20	11,704	18,546	14,875	14,676
Sep-20	11,327	17,871	14,392	14,185
Oct-20	11,512	17,485	14,705	14,483
Nov-20	13,180	19,613	16,804	17,152
Dec-20	13,782	20,495	17,900	18,636
Jan-21	13,948	20,404	18,170	19,573
Feb-21	15,361	21,042	19,405	20,793
Mar-21	16,388	21,796	20,312	21,002
Apr-21	17,218	22,919	21,226	21,443
May-21	17,720	23,024	21,268	21,487
Jun-21	17,268	23,592	21,050	21,904
Jul-21	16,882	23,991	21,123	21,113
Aug-21	17,145	24,675	21,534	21,585
Sep-21	16,623	23,568	20,679	20,949
Oct-21	17,361	25,161	21,896	21,840
Nov-21	16,720	24,778	21,253	20,930
Dec-21	17,590	25,754	22,332	21,397
Jan-22	17,077	24,239	20,722	19,337
Feb-22	17,063	23,628	20,953	19,544
Mar-22	17,486	24,395	21,243	19,787
Apr-22	16,257	22,205	19,734	17,826
May-22	16,392	22,176	19,881	17,853
Jun-22	14,690	20,321	17,969	16,385
Jul-22	15,920	22,227	19,918	18,095
Aug-22	15,339	21,397	19,300	17,725
Sep-22	13,874	19,413	17,526	16,026
Oct-22	15,233	21,005	19,369	17,790
Nov-22	16,074	22,102	20,554	18,206
Dec-22	15,201	20,808	19,416	17,024
Jan-23	16,874	22,241	21,208	18,684
Feb-23	16,202	21,721	20,823	18,368
Mar-23	15,442	22,302	20,155	17,491
Apr-23	15,358	22,539	19,997	17,176
May-23	14,959	22,627	19,359	17,017
Jun-23	16,389	24,172	21,132	18,401
Jul-23	16,976	25,038	22,004	19,526
Aug-23	16,384	24,555	21,368	18,549
Sep-23	15,406	23,386	20,245	17,457
Oct-23	14,601	22,766	19,164	16,267
Nov-23	16,112	24,888	20,794	17,739
Dec-23	17,389	26,209	22,607	19,906
Jan-24	17,102	26,499	22,220	19,132
Feb-24	17,722	27,933	23,540	20,214
Mar-24	18,390	28,834	24,857	20,938
Apr-24	17,617	27,566	23,361	19,464
May-24	18,371	28,868	24,386	20,440
Jun-24	18,673	29,762	24,001	20,251
Jul-24	18,881	30,315	25,394	22,309
Aug-24	19,217	30,975	25,374	21,976
Sep-24	19,652	31,616	25,668	22,129
Oct-24	19,258	31,384	25,486	21,810
Nov-24	20,165	33,471	27,732	24,202
Dec-24	19,549	32,448	25,756	22,203
Jan-25	20,101	33,473	26,747	22,785
Feb-25	19,921	32,831	25,585	21,567
Mar-25	19,025	30,916	24,185	20,099
Apr-25	19,071	30,709	23,640	19,634
May-25	20,188	32,655	24,916	20,683
Jun-25	21,109	34,314	25,808	21,807
Jul-25	21,397	35,070	26,226	22,185
Aug-25	21,861	35,881	27,116	23,770
Sep-25	22,727	37,120	27,240	24,510
Oct-25	23,351	37,915	27,113	24,953
Nov-25	23,294	38,019	27,668	25,193
Dec-25	23,326	38,012	27,688	25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.31%	11.10%	8.84%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400	7.50%	9.12%	10.72%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 41,236,163
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 286,493
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$41,236,163
# of Portfolio Holdings	612
Portfolio Turnover Rate	170%
Advisory Fees and Waivers	286,493

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Consumer Staples	1.7%Footnote Reference
Utilities	2.4%Footnote Reference
Materials	2.5%Footnote Reference
Energy	3.3%Footnote Reference
Health Care	5.3%Footnote Reference
Consumer Discretionary	6.1%Footnote Reference
Financials	7.8%Footnote Reference
Industrials	10.4%Footnote Reference
Communication Services	15.9%Footnote Reference
Information Technology	44.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	59.0%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	34.2%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet Inc - Class A	5.8%
NVIDIA Corp	5.6%
Apple Inc	5.1%
Microsoft Corp	4.6%
Broadcom Inc	2.1%
Meta Platforms Inc	1.4%
Amazon.com Inc	1.2%
Fidelity Total Bond Fund - Class Z	1.1%
Baird Core Plus Bond Fund - Class I	0.9%
iShares 7-10 Year Treasury Bond ETF	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010071
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Retail Class
Trading Symbol	FLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$175	1.66%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. sector rotation was a positive contributor to performance in 2025.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-15	10,000	10,000	10,000	10,000
Jan-16	9,300	9,436	9,431	9,121
Feb-16	9,479	9,433	9,564	9,120
Mar-16	10,575	10,097	10,379	9,848
Apr-16	10,891	10,159	10,506	10,003
May-16	10,884	10,341	10,748	10,228
Jun-16	10,862	10,362	10,793	10,222
Jul-16	11,435	10,774	11,256	10,832
Aug-16	11,558	10,801	11,312	11,023
Sep-16	11,623	10,818	11,240	11,146
Oct-16	11,064	10,584	10,940	10,616
Nov-16	12,092	11,058	11,815	11,800
Dec-16	12,214	11,274	12,074	12,131
Jan-17	12,343	11,486	12,276	12,179
Feb-17	12,375	11,913	12,598	12,414
Mar-17	12,427	11,921	12,550	12,430
Apr-17	12,430	12,047	12,654	12,566
May-17	12,247	12,171	12,593	12,311
Jun-17	12,595	12,280	12,797	12,736
Jul-17	12,764	12,512	12,910	12,831
Aug-17	12,489	12,536	12,711	12,668
Sep-17	13,100	12,842	13,209	13,458
Oct-17	13,152	13,122	13,508	13,573
Nov-17	13,803	13,521	14,005	13,964
Dec-17	13,853	13,656	14,035	13,908
Jan-18	14,200	14,375	14,439	14,271
Feb-18	13,458	13,846	13,799	13,718
Mar-18	13,356	13,568	13,927	13,896
Apr-18	13,529	13,619	13,891	14,016
May-18	13,955	14,004	14,464	14,867
Jun-18	14,272	14,095	14,525	14,973
Jul-18	14,547	14,563	14,781	15,234
Aug-18	14,905	15,074	15,253	15,891
Sep-18	14,807	15,099	15,086	15,509
Oct-18	13,571	13,988	13,646	13,824
Nov-18	13,721	14,268	14,072	14,044
Dec-18	12,142	12,940	12,480	12,376
Jan-19	13,578	14,051	13,785	13,768
Feb-19	13,966	14,545	14,369	14,484
Mar-19	13,834	14,757	14,288	14,181
Apr-19	14,079	15,346	14,862	14,662
May-19	12,383	14,353	13,677	13,522
Jun-19	13,491	15,361	14,723	14,478
Jul-19	13,239	15,590	14,898	14,561
Aug-19	12,175	15,272	14,273	13,842
Sep-19	13,175	15,540	14,710	14,130
Oct-19	13,542	15,874	14,876	14,502
Nov-19	14,086	16,478	15,319	15,099
Dec-19	14,386	16,954	15,749	15,535
Jan-20	13,536	16,935	15,338	15,037
Feb-20	12,094	15,549	13,882	13,771
Mar-20	8,595	13,410	11,072	10,779
Apr-20	10,053	15,186	12,642	12,259
May-20	10,436	15,999	13,566	13,057
Jun-20	10,614	16,364	13,737	13,519
Jul-20	11,174	17,294	14,370	13,893
Aug-20	11,570	18,546	14,875	14,676
Sep-20	11,193	17,871	14,392	14,185
Oct-20	11,377	17,485	14,705	14,483
Nov-20	13,023	19,613	16,804	17,152
Dec-20	13,615	20,495	17,900	18,636
Jan-21	13,779	20,404	18,170	19,573
Feb-21	15,170	21,042	19,405	20,793
Mar-21	16,186	21,796	20,312	21,002
Apr-21	17,004	22,919	21,226	21,443
May-21	17,497	23,024	21,268	21,487
Jun-21	17,046	23,592	21,050	21,904
Jul-21	16,664	23,991	21,123	21,113
Aug-21	16,916	24,675	21,534	21,585
Sep-21	16,396	23,568	20,679	20,949
Oct-21	17,122	25,161	21,896	21,840
Nov-21	16,484	24,778	21,253	20,930
Dec-21	17,338	25,754	22,332	21,397
Jan-22	16,825	24,239	20,722	19,337
Feb-22	16,803	23,628	20,953	19,544
Mar-22	17,213	24,395	21,243	19,787
Apr-22	16,001	22,205	19,734	17,826
May-22	16,130	22,176	19,881	17,853
Jun-22	14,454	20,321	17,969	16,385
Jul-22	15,657	22,227	19,918	18,095
Aug-22	15,078	21,397	19,300	17,725
Sep-22	13,645	19,413	17,526	16,026
Oct-22	14,982	21,005	19,369	17,790
Nov-22	15,810	22,102	20,554	18,206
Dec-22	14,955	20,808	19,416	17,024
Jan-23	16,593	22,241	21,208	18,684
Feb-23	15,932	21,721	20,823	18,368
Mar-23	15,184	22,302	20,155	17,491
Apr-23	15,102	22,539	19,997	17,176
May-23	14,702	22,627	19,359	17,017
Jun-23	16,104	24,172	21,132	18,401
Jul-23	16,680	25,038	22,004	19,526
Aug-23	16,094	24,555	21,368	18,549
Sep-23	15,131	23,386	20,245	17,457
Oct-23	14,335	22,766	19,164	16,267
Nov-23	15,820	24,888	20,794	17,739
Dec-23	17,071	26,209	22,607	19,906
Jan-24	16,788	26,499	22,220	19,132
Feb-24	17,392	27,933	23,540	20,214
Mar-24	18,047	28,834	24,857	20,938
Apr-24	17,283	27,566	23,361	19,464
May-24	18,019	28,868	24,386	20,440
Jun-24	18,313	29,762	24,001	20,251
Jul-24	18,514	30,315	25,394	22,309
Aug-24	18,841	30,975	25,374	21,976
Sep-24	19,266	31,616	25,668	22,129
Oct-24	18,873	31,384	25,486	21,810
Nov-24	19,758	33,471	27,732	24,202
Dec-24	19,153	32,448	25,756	22,203
Jan-25	19,693	33,473	26,747	22,785
Feb-25	19,509	32,831	25,585	21,567
Mar-25	18,630	30,916	24,185	20,099
Apr-25	18,669	30,709	23,640	19,634
May-25	19,762	32,655	24,916	20,683
Jun-25	20,666	34,314	25,808	21,807
Jul-25	20,940	35,070	26,226	22,185
Aug-25	21,392	35,881	27,116	23,770
Sep-25	22,236	37,120	27,240	24,510
Oct-25	22,841	37,915	27,113	24,953
Nov-25	22,785	38,019	27,668	25,193
Dec-25	22,810	38,012	27,688	25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	19.10%	10.87%	8.60%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400	7.50%	9.12%	10.72%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 41,236,163
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 286,493
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$41,236,163
# of Portfolio Holdings	612
Portfolio Turnover Rate	170%
Advisory Fees and Waivers	286,493

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Consumer Staples	1.7%Footnote Reference
Utilities	2.4%Footnote Reference
Materials	2.5%Footnote Reference
Energy	3.3%Footnote Reference
Health Care	5.3%Footnote Reference
Consumer Discretionary	6.1%Footnote Reference
Financials	7.8%Footnote Reference
Industrials	10.4%Footnote Reference
Communication Services	15.9%Footnote Reference
Information Technology	44.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	59.0%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	34.2%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet Inc - Class A	5.8%
NVIDIA Corp	5.6%
Apple Inc	5.1%
Microsoft Corp	4.6%
Broadcom Inc	2.1%
Meta Platforms Inc	1.4%
Amazon.com Inc	1.2%
Fidelity Total Bond Fund - Class Z	1.1%
Baird Core Plus Bond Fund - Class I	0.9%
iShares 7-10 Year Treasury Bond ETF	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174352
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Adviser Class
Trading Symbol	SRUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$167	1.58%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,579	9,436	9,683
Feb-16	9,620	9,433	9,729
Mar-16	10,041	10,097	10,215
Apr-16	9,928	10,159	10,343
May-16	10,062	10,341	10,373
Jun-16	9,990	10,362	10,460
Jul-16	10,339	10,774	10,753
Aug-16	10,349	10,801	10,775
Sep-16	10,360	10,818	10,816
Oct-16	10,247	10,584	10,658
Nov-16	10,545	11,058	10,716
Dec-16	10,706	11,274	10,857
Jan-17	10,842	11,486	11,032
Feb-17	11,258	11,913	11,256
Mar-17	11,268	11,921	11,312
Apr-17	11,341	12,047	11,430
May-17	11,435	12,171	11,562
Jun-17	11,476	12,280	11,606
Jul-17	11,705	12,512	11,803
Aug-17	11,768	12,536	11,862
Sep-17	12,038	12,842	12,000
Oct-17	12,340	13,122	12,150
Nov-17	12,642	13,521	12,315
Dec-17	12,810	13,656	12,448
Jan-18	13,466	14,375	12,787
Feb-18	12,966	13,846	12,420
Mar-18	12,710	13,568	12,340
Apr-18	12,810	13,619	12,353
May-18	12,988	14,004	12,428
Jun-18	12,932	14,095	12,409
Jul-18	13,310	14,563	12,625
Aug-18	13,744	15,074	12,736
Sep-18	13,744	15,099	12,722
Oct-18	12,621	13,988	12,123
Nov-18	12,710	14,268	12,292
Dec-18	12,340	12,940	11,856
Jan-19	12,509	14,051	12,507
Feb-19	12,666	14,545	12,724
Mar-19	12,723	14,757	12,885
Apr-19	13,072	15,346	13,134
May-19	12,261	14,353	12,741
Jun-19	12,993	15,361	13,289
Jul-19	13,106	15,590	13,331
Aug-19	12,847	15,272	13,217
Sep-19	13,083	15,540	13,411
Oct-19	13,207	15,874	13,633
Nov-19	13,613	16,478	13,821
Dec-19	13,965	16,954	14,112
Jan-20	13,669	16,935	14,075
Feb-20	12,565	15,549	13,451
Mar-20	11,017	13,410	12,224
Apr-20	11,438	15,186	13,095
May-20	11,609	15,999	13,514
Jun-20	11,734	16,364	13,780
Jul-20	12,212	17,294	14,270
Aug-20	13,009	18,546	14,698
Sep-20	12,613	17,871	14,443
Oct-20	12,211	17,485	14,249
Nov-20	13,383	19,613	15,449
Dec-20	13,989	20,495	15,922
Jan-21	14,001	20,404	15,825
Feb-21	14,323	21,042	16,016
Mar-21	14,863	21,796	16,267
Apr-21	15,541	22,919	16,735
May-21	15,714	23,024	16,966
Jun-21	15,989	23,592	17,077
Jul-21	16,150	23,991	17,200
Aug-21	16,576	24,675	17,424
Sep-21	15,971	23,568	16,962
Oct-21	16,766	25,161	17,380
Nov-21	16,512	24,778	17,065
Dec-21	16,936	25,754	17,544
Jan-22	16,269	24,239	16,882
Feb-22	16,111	23,628	16,623
Mar-22	16,208	24,395	16,634
Apr-22	15,359	22,205	15,661
May-22	15,384	22,176	15,706
Jun-22	14,825	20,321	14,748
Jul-22	15,274	22,227	15,503
Aug-22	14,922	21,397	15,031
Sep-22	14,391	19,413	13,875
Oct-22	14,889	21,005	14,339
Nov-22	15,440	22,102	15,277
Dec-22	15,059	20,808	14,952
Jan-23	15,670	22,241	15,772
Feb-23	15,308	21,721	15,326
Mar-23	15,483	22,302	15,599
Apr-23	15,683	22,539	15,741
May-23	15,570	22,627	15,464
Jun-23	16,357	24,172	15,985
Jul-23	16,809	25,038	16,368
Aug-23	16,520	24,555	16,004
Sep-23	15,880	23,386	15,460
Oct-23	15,426	22,766	15,019
Nov-23	16,384	24,888	16,126
Dec-23	17,178	26,209	16,929
Jan-24	17,314	26,499	16,907
Feb-24	18,211	27,933	17,182
Mar-24	18,877	28,834	17,591
Apr-24	18,062	27,566	17,039
May-24	19,135	28,868	17,489
Jun-24	19,394	29,762	17,638
Jul-24	19,898	30,315	18,088
Aug-24	20,225	30,975	18,492
Sep-24	20,403	31,616	18,868
Oct-24	20,101	31,384	18,380
Nov-24	21,006	33,471	18,892
Dec-24	20,412	32,448	18,329
Jan-25	20,916	33,473	18,799
Feb-25	20,723	32,831	18,943
Mar-25	19,492	30,916	18,638
Apr-25	19,373	30,709	18,824
May-25	20,265	32,655	19,328
Jun-25	21,231	34,314	19,916
Jul-25	21,543	35,070	19,981
Aug-25	22,257	35,881	20,413
Sep-25	22,957	37,120	20,836
Oct-25	23,359	37,915	21,010
Nov-25	23,612	38,019	21,106
Dec-25	23,781	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class	16.50%	11.19%	9.05%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 248,639,188
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 1,689,900
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$248,639,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	240%
Advisory Fees and Waivers	1,689,900

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	-0.6%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.9%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	9.9%Footnote Reference
Communication Services	10.4%Footnote Reference
Consumer Discretionary	11.1%Footnote Reference
Health Care	11.7%Footnote Reference
Financials	18.7%Footnote Reference
Information Technology	31.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.3%Footnote Reference
Money Market Registered Investment Companies	3.1%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp	5.4%
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.7%
Berkshire Hathaway Inc	4.5%
Mastercard Inc	2.9%
Amazon.com Inc	2.4%
Meta Platforms Inc	2.4%
Broadcom Inc	1.6%
Costco Wholesale Corp	1.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174351
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Institutional Class
Trading Symbol	SRUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$166	1.57%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,579	9,436	9,683
Feb-16	9,620	9,433	9,729
Mar-16	10,041	10,097	10,215
Apr-16	9,928	10,159	10,343
May-16	10,062	10,341	10,373
Jun-16	9,990	10,362	10,460
Jul-16	10,339	10,774	10,753
Aug-16	10,349	10,801	10,775
Sep-16	10,360	10,818	10,816
Oct-16	10,247	10,584	10,658
Nov-16	10,545	11,058	10,716
Dec-16	10,710	11,274	10,857
Jan-17	10,835	11,486	11,032
Feb-17	11,262	11,913	11,256
Mar-17	11,272	11,921	11,312
Apr-17	11,345	12,047	11,430
May-17	11,428	12,171	11,562
Jun-17	11,481	12,280	11,606
Jul-17	11,720	12,512	11,803
Aug-17	11,772	12,536	11,862
Sep-17	12,053	12,842	12,000
Oct-17	12,355	13,122	12,150
Nov-17	12,667	13,521	12,315
Dec-17	12,825	13,656	12,448
Jan-18	13,492	14,375	12,787
Feb-18	12,992	13,846	12,420
Mar-18	12,736	13,568	12,340
Apr-18	12,836	13,619	12,353
May-18	13,025	14,004	12,428
Jun-18	12,970	14,095	12,409
Jul-18	13,348	14,563	12,625
Aug-18	13,781	15,074	12,736
Sep-18	13,781	15,099	12,722
Oct-18	12,659	13,988	12,123
Nov-18	12,759	14,268	12,292
Dec-18	12,376	12,940	11,856
Jan-19	12,556	14,051	12,507
Feb-19	12,726	14,545	12,724
Mar-19	12,771	14,757	12,885
Apr-19	13,121	15,346	13,134
May-19	12,319	14,353	12,741
Jun-19	13,053	15,361	13,289
Jul-19	13,166	15,590	13,331
Aug-19	12,918	15,272	13,217
Sep-19	13,155	15,540	13,411
Oct-19	13,268	15,874	13,633
Nov-19	13,686	16,478	13,821
Dec-19	14,039	16,954	14,112
Jan-20	13,731	16,935	14,075
Feb-20	12,625	15,549	13,451
Mar-20	11,074	13,410	12,224
Apr-20	11,496	15,186	13,095
May-20	11,667	15,999	13,514
Jun-20	11,792	16,364	13,780
Jul-20	12,271	17,294	14,270
Aug-20	13,081	18,546	14,698
Sep-20	12,672	17,871	14,443
Oct-20	12,270	17,485	14,249
Nov-20	13,455	19,613	15,449
Dec-20	14,074	20,495	15,922
Jan-21	14,086	20,404	15,825
Feb-21	14,408	21,042	16,016
Mar-21	14,950	21,796	16,267
Apr-21	15,629	22,919	16,735
May-21	15,802	23,024	16,966
Jun-21	16,078	23,592	17,077
Jul-21	16,240	23,991	17,200
Aug-21	16,666	24,675	17,424
Sep-21	16,060	23,568	16,962
Oct-21	16,856	25,161	17,380
Nov-21	16,602	24,778	17,065
Dec-21	17,027	25,754	17,544
Jan-22	16,359	24,239	16,882
Feb-22	16,188	23,628	16,623
Mar-22	16,298	24,395	16,634
Apr-22	15,435	22,205	15,661
May-22	15,459	22,176	15,706
Jun-22	14,888	20,321	14,748
Jul-22	15,338	22,227	15,503
Aug-22	14,985	21,397	15,031
Sep-22	14,453	19,413	13,875
Oct-22	14,964	21,005	14,339
Nov-22	15,504	22,102	15,277
Dec-22	15,122	20,808	14,952
Jan-23	15,747	22,241	15,772
Feb-23	15,372	21,721	15,326
Mar-23	15,547	22,302	15,599
Apr-23	15,747	22,539	15,741
May-23	15,622	22,627	15,464
Jun-23	16,423	24,172	15,985
Jul-23	16,875	25,038	16,368
Aug-23	16,586	24,555	16,004
Sep-23	15,945	23,386	15,460
Oct-23	15,491	22,766	15,019
Nov-23	16,437	24,888	16,126
Dec-23	17,249	26,209	16,929
Jan-24	17,371	26,499	16,907
Feb-24	18,269	27,933	17,182
Mar-24	18,936	28,834	17,591
Apr-24	18,120	27,566	17,039
May-24	19,194	28,868	17,489
Jun-24	19,453	29,762	17,638
Jul-24	19,957	30,315	18,088
Aug-24	20,285	30,975	18,492
Sep-24	20,462	31,616	18,868
Oct-24	20,147	31,384	18,380
Nov-24	21,052	33,471	18,892
Dec-24	20,468	32,448	18,329
Jan-25	20,972	33,473	18,799
Feb-25	20,779	32,831	18,943
Mar-25	19,548	30,916	18,638
Apr-25	19,430	30,709	18,824
May-25	20,321	32,655	19,328
Jun-25	21,301	34,314	19,916
Jul-25	21,614	35,070	19,981
Aug-25	22,313	35,881	20,413
Sep-25	23,012	37,120	20,836
Oct-25	23,429	37,915	21,010
Nov-25	23,668	38,019	21,106
Dec-25	23,839	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class	16.47%	11.11%	9.08%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 248,639,188
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 1,689,900
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$248,639,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	240%
Advisory Fees and Waivers	1,689,900

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	-0.6%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.9%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	9.9%Footnote Reference
Communication Services	10.4%Footnote Reference
Consumer Discretionary	11.1%Footnote Reference
Health Care	11.7%Footnote Reference
Financials	18.7%Footnote Reference
Information Technology	31.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.3%Footnote Reference
Money Market Registered Investment Companies	3.1%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp	5.4%
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.7%
Berkshire Hathaway Inc	4.5%
Mastercard Inc	2.9%
Amazon.com Inc	2.4%
Meta Platforms Inc	2.4%
Broadcom Inc	1.6%
Costco Wholesale Corp	1.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000112985
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Retail Class
Trading Symbol	FLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$209	1.98%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,579	9,436	9,683
Feb-16	9,620	9,433	9,729
Mar-16	10,041	10,097	10,215
Apr-16	9,928	10,159	10,343
May-16	10,062	10,341	10,373
Jun-16	9,990	10,362	10,460
Jul-16	10,339	10,774	10,753
Aug-16	10,349	10,801	10,775
Sep-16	10,360	10,818	10,816
Oct-16	10,247	10,584	10,658
Nov-16	10,545	11,058	10,716
Dec-16	10,697	11,274	10,857
Jan-17	10,832	11,486	11,032
Feb-17	11,249	11,913	11,256
Mar-17	11,249	11,921	11,312
Apr-17	11,321	12,047	11,430
May-17	11,405	12,171	11,562
Jun-17	11,457	12,280	11,606
Jul-17	11,675	12,512	11,803
Aug-17	11,727	12,536	11,862
Sep-17	11,998	12,842	12,000
Oct-17	12,300	13,122	12,150
Nov-17	12,601	13,521	12,315
Dec-17	12,760	13,656	12,448
Jan-18	13,404	14,375	12,787
Feb-18	12,915	13,846	12,420
Mar-18	12,648	13,568	12,340
Apr-18	12,749	13,619	12,353
May-18	12,926	14,004	12,428
Jun-18	12,871	14,095	12,409
Jul-18	13,249	14,563	12,625
Aug-18	13,660	15,074	12,736
Sep-18	13,660	15,099	12,722
Oct-18	12,537	13,988	12,123
Nov-18	12,637	14,268	12,292
Dec-18	12,254	12,940	11,856
Jan-19	12,434	14,051	12,507
Feb-19	12,591	14,545	12,724
Mar-19	12,636	14,757	12,885
Apr-19	12,985	15,346	13,134
May-19	12,175	14,353	12,741
Jun-19	12,906	15,361	13,289
Jul-19	13,008	15,590	13,331
Aug-19	12,760	15,272	13,217
Sep-19	12,985	15,540	13,411
Oct-19	13,098	15,874	13,633
Nov-19	13,503	16,478	13,821
Dec-19	13,851	16,954	14,112
Jan-20	13,544	16,935	14,075
Feb-20	12,453	15,549	13,451
Mar-20	10,919	13,410	12,224
Apr-20	11,328	15,186	13,095
May-20	11,487	15,999	13,514
Jun-20	11,612	16,364	13,780
Jul-20	12,078	17,294	14,270
Aug-20	12,862	18,546	14,698
Sep-20	12,464	17,871	14,443
Oct-20	12,066	17,485	14,249
Nov-20	13,226	19,613	15,449
Dec-20	13,819	20,495	15,922
Jan-21	13,830	20,404	15,825
Feb-21	14,148	21,042	16,016
Mar-21	14,672	21,796	16,267
Apr-21	15,331	22,919	16,735
May-21	15,502	23,024	16,966
Jun-21	15,764	23,592	17,077
Jul-21	15,923	23,991	17,200
Aug-21	16,332	24,675	17,424
Sep-21	15,732	23,568	16,962
Oct-21	16,506	25,161	17,380
Nov-21	16,256	24,778	17,065
Dec-21	16,663	25,754	17,544
Jan-22	16,002	24,239	16,882
Feb-22	15,834	23,628	16,623
Mar-22	15,930	24,395	16,634
Apr-22	15,090	22,205	15,661
May-22	15,102	22,176	15,706
Jun-22	14,550	20,321	14,748
Jul-22	14,982	22,227	15,503
Aug-22	14,634	21,397	15,031
Sep-22	14,107	19,413	13,875
Oct-22	14,601	21,005	14,339
Nov-22	15,121	22,102	15,277
Dec-22	14,742	20,808	14,952
Jan-23	15,347	22,241	15,772
Feb-23	14,977	21,721	15,326
Mar-23	15,150	22,302	15,599
Apr-23	15,335	22,539	15,741
May-23	15,211	22,627	15,464
Jun-23	15,977	24,172	15,985
Jul-23	16,424	25,038	16,368
Aug-23	16,126	24,555	16,004
Sep-23	15,506	23,386	15,460
Oct-23	15,046	22,766	15,019
Nov-23	15,979	24,888	16,126
Dec-23	16,757	26,209	16,929
Jan-24	16,864	26,499	16,907
Feb-24	17,734	27,933	17,182
Mar-24	18,391	28,834	17,591
Apr-24	17,574	27,566	17,039
May-24	18,618	28,868	17,489
Jun-24	18,860	29,762	17,638
Jul-24	19,343	30,315	18,088
Aug-24	19,651	30,975	18,492
Sep-24	19,826	31,616	18,868
Oct-24	19,516	31,384	18,380
Nov-24	20,392	33,471	18,892
Dec-24	19,807	32,448	18,329
Jan-25	20,303	33,473	18,799
Feb-25	20,113	32,831	18,943
Mar-25	18,903	30,916	18,638
Apr-25	18,787	30,709	18,824
May-25	19,633	32,655	19,328
Jun-25	20,581	34,314	19,916
Jul-25	20,873	35,070	19,981
Aug-25	21,559	35,881	20,413
Sep-25	22,216	37,120	20,836
Oct-25	22,610	37,915	21,010
Nov-25	22,844	38,019	21,106
Dec-25	23,003	38,012	21,251

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class	16.13%	10.73%	8.69%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 248,639,188
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 1,689,900
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$248,639,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	240%
Advisory Fees and Waivers	1,689,900

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	-0.6%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.9%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	9.9%Footnote Reference
Communication Services	10.4%Footnote Reference
Consumer Discretionary	11.1%Footnote Reference
Health Care	11.7%Footnote Reference
Financials	18.7%Footnote Reference
Information Technology	31.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.3%Footnote Reference
Money Market Registered Investment Companies	3.1%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp	5.4%
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.7%
Berkshire Hathaway Inc	4.5%
Mastercard Inc	2.9%
Amazon.com Inc	2.4%
Meta Platforms Inc	2.4%
Broadcom Inc	1.6%
Costco Wholesale Corp	1.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174350
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Adviser Class
Trading Symbol	BNDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds.

  Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund, as it was the best performing fixed income sector in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-15	10,000	10,000	10,000
Jan-16	10,013	10,138	10,000
Feb-16	10,073	10,210	10,003
Mar-16	10,194	10,303	10,006
Apr-16	10,354	10,343	10,008
May-16	10,337	10,345	10,009
Jun-16	10,475	10,531	10,011
Jul-16	10,547	10,598	10,014
Aug-16	10,617	10,586	10,016
Sep-16	10,652	10,580	10,019
Oct-16	10,569	10,499	10,021
Nov-16	10,385	10,250	10,023
Dec-16	10,459	10,265	10,026
Jan-17	10,540	10,285	10,030
Feb-17	10,653	10,354	10,034
Mar-17	10,636	10,349	10,036
Apr-17	10,727	10,428	10,043
May-17	10,789	10,509	10,048
Jun-17	10,772	10,498	10,056
Jul-17	10,846	10,543	10,064
Aug-17	10,938	10,638	10,073
Sep-17	10,904	10,587	10,082
Oct-17	10,915	10,593	10,090
Nov-17	10,846	10,580	10,098
Dec-17	10,884	10,628	10,108
Jan-18	10,791	10,506	10,119
Feb-18	10,681	10,406	10,128
Mar-18	10,733	10,473	10,141
Apr-18	10,638	10,395	10,156
May-18	10,681	10,469	10,170
Jun-18	10,669	10,456	10,186
Jul-18	10,681	10,459	10,202
Aug-18	10,722	10,526	10,218
Sep-18	10,681	10,458	10,235
Oct-18	10,587	10,376	10,254
Nov-18	10,608	10,438	10,273
Dec-18	10,727	10,629	10,292
Jan-19	10,875	10,742	10,313
Feb-19	10,899	10,736	10,332
Mar-19	11,053	10,942	10,353
Apr-19	11,080	10,945	10,374
May-19	11,205	11,139	10,395
Jun-19	11,349	11,279	10,417
Jul-19	11,376	11,304	10,436
Aug-19	11,574	11,597	10,455
Sep-19	11,502	11,535	10,473
Oct-19	11,522	11,570	10,492
Nov-19	11,507	11,564	10,505
Dec-19	11,536	11,556	10,520
Jan-20	11,722	11,778	10,533
Feb-20	11,838	11,990	10,547
Mar-20	11,551	11,920	10,569
Apr-20	11,740	12,132	10,569
May-20	11,907	12,188	10,570
Jun-20	12,041	12,265	10,571
Jul-20	12,268	12,448	10,572
Aug-20	12,235	12,348	10,573
Sep-20	12,182	12,341	10,574
Oct-20	12,139	12,286	10,575
Nov-20	12,343	12,406	10,576
Dec-20	12,442	12,423	10,576
Jan-21	12,349	12,334	10,577
Feb-21	12,203	12,156	10,578
Mar-21	12,140	12,005	10,578
Apr-21	12,234	12,099	10,578
May-21	12,250	12,139	10,578
Jun-21	12,347	12,224	10,578
Jul-21	12,356	12,361	10,579
Aug-21	12,370	12,337	10,580
Sep-21	12,298	12,230	10,580
Oct-21	12,274	12,227	10,580
Nov-21	12,237	12,263	10,581
Dec-21	12,243	12,232	10,581
Jan-22	12,079	11,968	10,581
Feb-22	12,031	11,835	10,582
Mar-22	11,898	11,506	10,584
Apr-22	11,853	11,069	10,587
May-22	11,841	11,141	10,592
Jun-22	11,522	10,966	10,597
Jul-22	11,560	11,234	10,606
Aug-22	11,496	10,917	10,626
Sep-22	11,427	10,445	10,648
Oct-22	11,436	10,310	10,671
Nov-22	11,603	10,689	10,704
Dec-22	11,551	10,641	10,742
Jan-23	11,745	10,968	10,778
Feb-23	11,629	10,684	10,816
Mar-23	11,733	10,956	10,859
Apr-23	11,778	11,022	10,901
May-23	11,738	10,902	10,945
Jun-23	11,803	10,863	10,992
Jul-23	11,889	10,856	11,040
Aug-23	11,865	10,786	11,090
Sep-23	11,828	10,512	11,140
Oct-23	11,801	10,346	11,191
Nov-23	12,109	10,815	11,241
Dec-23	12,422	11,229	11,294
Jan-24	12,469	11,198	11,343
Feb-24	12,462	11,040	11,391
Mar-24	12,584	11,142	11,443
Apr-24	12,471	10,860	11,492
May-24	12,617	11,044	11,549
Jun-24	12,699	11,149	11,597
Jul-24	12,899	11,409	11,649
Aug-24	13,141	11,573	11,705
Sep-24	13,273	11,728	11,755
Oct-24	13,224	11,437	11,801
Nov-24	13,336	11,558	11,847
Dec-24	13,285	11,369	11,895
Jan-25	13,441	11,430	11,939
Feb-25	13,653	11,681	11,978
Mar-25	13,582	11,685	12,018
Apr-25	13,489	11,731	12,061
May-25	13,511	11,647	12,106
Jun-25	13,691	11,826	12,147
Jul-25	13,770	11,795	12,192
Aug-25	13,879	11,936	12,239
Sep-25	14,083	12,067	12,281
Oct-25	14,208	12,142	12,325
Nov-25	14,259	12,217	12,362
Dec-25	14,296	12,199	12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.60%	2.82%	3.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.29%	3.24%	2.18%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 131,755,750
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 326,620
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$131,755,750
# of Portfolio Holdings	14
Portfolio Turnover Rate	223%
Advisory Fees and Waivers	326,620

Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	4.5%Footnote Reference
International Fixed Income	19.6%Footnote Reference
U.S. Fixed Income	75.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	95.4%Footnote Reference
Money Market Registered Investment Companies	4.5%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	16.2%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
iShares 7-10 Year Treasury Bond ETF	12.3%
iShares 1-3 Yr Treas Treasury Bond Fund	11.6%
Fidelity Advisor Capital & Income Fund - Class Z	11.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.7%
iShares 20+ Year Treasury Bond ETF	7.2%
Guggenheim Total Return Bond Fund Ins - Class I	4.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174349
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	BNDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds.

  Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund, as it was the best performing fixed income sector in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-15	10,000	10,000	10,000
Jan-16	10,013	10,138	10,000
Feb-16	10,073	10,210	10,003
Mar-16	10,194	10,303	10,006
Apr-16	10,354	10,343	10,008
May-16	10,337	10,345	10,009
Jun-16	10,475	10,531	10,011
Jul-16	10,547	10,598	10,014
Aug-16	10,617	10,586	10,016
Sep-16	10,652	10,580	10,019
Oct-16	10,569	10,499	10,021
Nov-16	10,385	10,250	10,023
Dec-16	10,455	10,265	10,026
Jan-17	10,537	10,285	10,030
Feb-17	10,661	10,354	10,034
Mar-17	10,644	10,349	10,036
Apr-17	10,735	10,428	10,043
May-17	10,797	10,509	10,048
Jun-17	10,769	10,498	10,056
Jul-17	10,855	10,543	10,064
Aug-17	10,941	10,638	10,073
Sep-17	10,906	10,587	10,082
Oct-17	10,929	10,593	10,090
Nov-17	10,854	10,580	10,098
Dec-17	10,894	10,628	10,108
Jan-18	10,801	10,506	10,119
Feb-18	10,695	10,406	10,128
Mar-18	10,750	10,473	10,141
Apr-18	10,655	10,395	10,156
May-18	10,701	10,469	10,170
Jun-18	10,690	10,456	10,186
Jul-18	10,706	10,459	10,202
Aug-18	10,747	10,526	10,218
Sep-18	10,706	10,458	10,235
Oct-18	10,618	10,376	10,254
Nov-18	10,629	10,438	10,273
Dec-18	10,761	10,629	10,292
Jan-19	10,910	10,742	10,313
Feb-19	10,934	10,736	10,332
Mar-19	11,089	10,942	10,353
Apr-19	11,119	10,945	10,374
May-19	11,251	11,139	10,395
Jun-19	11,396	11,279	10,417
Jul-19	11,414	11,304	10,436
Aug-19	11,616	11,597	10,455
Sep-19	11,555	11,535	10,473
Oct-19	11,578	11,570	10,492
Nov-19	11,550	11,564	10,505
Dec-19	11,587	11,556	10,520
Jan-20	11,775	11,778	10,533
Feb-20	11,879	11,990	10,547
Mar-20	11,603	11,920	10,569
Apr-20	11,781	12,132	10,569
May-20	11,960	12,188	10,570
Jun-20	12,094	12,265	10,571
Jul-20	12,325	12,448	10,572
Aug-20	12,292	12,348	10,573
Sep-20	12,238	12,341	10,574
Oct-20	12,195	12,286	10,575
Nov-20	12,400	12,406	10,576
Dec-20	12,498	12,423	10,576
Jan-21	12,404	12,334	10,577
Feb-21	12,258	12,156	10,578
Mar-21	12,196	12,005	10,578
Apr-21	12,277	12,099	10,578
May-21	12,306	12,139	10,578
Jun-21	12,402	12,224	10,578
Jul-21	12,410	12,361	10,579
Aug-21	12,424	12,337	10,580
Sep-21	12,338	12,230	10,580
Oct-21	12,326	12,227	10,580
Nov-21	12,277	12,263	10,581
Dec-21	12,295	12,232	10,581
Jan-22	12,131	11,968	10,581
Feb-22	12,070	11,835	10,582
Mar-22	11,946	11,506	10,584
Apr-22	11,888	11,069	10,587
May-22	11,876	11,141	10,592
Jun-22	11,568	10,966	10,597
Jul-22	11,607	11,234	10,606
Aug-22	11,530	10,917	10,626
Sep-22	11,458	10,445	10,648
Oct-22	11,467	10,310	10,671
Nov-22	11,634	10,689	10,704
Dec-22	11,594	10,641	10,742
Jan-23	11,776	10,968	10,778
Feb-23	11,659	10,684	10,816
Mar-23	11,776	10,956	10,859
Apr-23	11,822	11,022	10,901
May-23	11,763	10,902	10,945
Jun-23	11,829	10,863	10,992
Jul-23	11,915	10,856	11,040
Aug-23	11,891	10,786	11,090
Sep-23	11,853	10,512	11,140
Oct-23	11,836	10,346	11,191
Nov-23	12,131	10,815	11,241
Dec-23	12,457	11,229	11,294
Jan-24	12,490	11,198	11,343
Feb-24	12,497	11,040	11,391
Mar-24	12,615	11,142	11,443
Apr-24	12,502	10,860	11,492
May-24	12,649	11,044	11,549
Jun-24	12,717	11,149	11,597
Jul-24	12,918	11,409	11,649
Aug-24	13,160	11,573	11,705
Sep-24	13,306	11,728	11,755
Oct-24	13,243	11,437	11,801
Nov-24	13,363	11,558	11,847
Dec-24	13,299	11,369	11,895
Jan-25	13,468	11,430	11,939
Feb-25	13,682	11,681	11,978
Mar-25	13,610	11,685	12,018
Apr-25	13,517	11,731	12,061
May-25	13,539	11,647	12,106
Jun-25	13,719	11,826	12,147
Jul-25	13,785	11,795	12,192
Aug-25	13,908	11,936	12,239
Sep-25	14,113	12,067	12,281
Oct-25	14,223	12,142	12,325
Nov-25	14,289	12,217	12,362
Dec-25	14,313	12,199	12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.63%	2.75%	3.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.29%	3.24%	2.18%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 131,755,750
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 326,620
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$131,755,750
# of Portfolio Holdings	14
Portfolio Turnover Rate	223%
Advisory Fees and Waivers	326,620

Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	4.5%Footnote Reference
International Fixed Income	19.6%Footnote Reference
U.S. Fixed Income	75.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	95.4%Footnote Reference
Money Market Registered Investment Companies	4.5%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	16.2%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
iShares 7-10 Year Treasury Bond ETF	12.3%
iShares 1-3 Yr Treas Treasury Bond Fund	11.6%
Fidelity Advisor Capital & Income Fund - Class Z	11.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.7%
iShares 20+ Year Treasury Bond ETF	7.2%
Guggenheim Total Return Bond Fund Ins - Class I	4.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000099971
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Retail Class
Trading Symbol	FLBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds.

  Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund, as it was the best performing fixed income sector in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-15	10,000	10,000	10,000
Jan-16	10,013	10,138	10,000
Feb-16	10,073	10,210	10,003
Mar-16	10,194	10,303	10,006
Apr-16	10,354	10,343	10,008
May-16	10,337	10,345	10,009
Jun-16	10,475	10,531	10,011
Jul-16	10,547	10,598	10,014
Aug-16	10,617	10,586	10,016
Sep-16	10,652	10,580	10,019
Oct-16	10,569	10,499	10,021
Nov-16	10,374	10,250	10,023
Dec-16	10,449	10,265	10,026
Jan-17	10,519	10,285	10,030
Feb-17	10,637	10,354	10,034
Mar-17	10,615	10,349	10,036
Apr-17	10,700	10,428	10,043
May-17	10,762	10,509	10,048
Jun-17	10,734	10,498	10,056
Jul-17	10,808	10,543	10,064
Aug-17	10,894	10,638	10,073
Sep-17	10,860	10,587	10,082
Oct-17	10,871	10,593	10,090
Nov-17	10,802	10,580	10,098
Dec-17	10,838	10,628	10,108
Jan-18	10,746	10,506	10,119
Feb-18	10,632	10,406	10,128
Mar-18	10,681	10,473	10,141
Apr-18	10,586	10,395	10,156
May-18	10,625	10,469	10,170
Jun-18	10,614	10,456	10,186
Jul-18	10,619	10,459	10,202
Aug-18	10,660	10,526	10,218
Sep-18	10,619	10,458	10,235
Oct-18	10,526	10,376	10,254
Nov-18	10,543	10,438	10,273
Dec-18	10,657	10,629	10,292
Jan-19	10,793	10,742	10,313
Feb-19	10,823	10,736	10,332
Mar-19	10,977	10,942	10,353
Apr-19	11,000	10,945	10,374
May-19	11,125	11,139	10,395
Jun-19	11,256	11,279	10,417
Jul-19	11,280	11,304	10,436
Aug-19	11,474	11,597	10,455
Sep-19	11,414	11,535	10,473
Oct-19	11,430	11,570	10,492
Nov-19	11,410	11,564	10,505
Dec-19	11,429	11,556	10,520
Jan-20	11,611	11,778	10,533
Feb-20	11,721	11,990	10,547
Mar-20	11,433	11,920	10,569
Apr-20	11,619	12,132	10,569
May-20	11,780	12,188	10,570
Jun-20	11,909	12,265	10,571
Jul-20	12,131	12,448	10,572
Aug-20	12,095	12,348	10,573
Sep-20	12,038	12,341	10,574
Oct-20	11,991	12,286	10,575
Nov-20	12,187	12,406	10,576
Dec-20	12,282	12,423	10,576
Jan-21	12,189	12,334	10,577
Feb-21	12,039	12,156	10,578
Mar-21	11,975	12,005	10,578
Apr-21	12,050	12,099	10,578
May-21	12,075	12,139	10,578
Jun-21	12,166	12,224	10,578
Jul-21	12,169	12,361	10,579
Aug-21	12,179	12,337	10,580
Sep-21	12,103	12,230	10,580
Oct-21	12,080	12,227	10,580
Nov-21	12,031	12,263	10,581
Dec-21	12,034	12,232	10,581
Jan-22	11,873	11,968	10,581
Feb-22	11,813	11,835	10,582
Mar-22	11,696	11,506	10,584
Apr-22	11,635	11,069	10,587
May-22	11,617	11,141	10,592
Jun-22	11,301	10,966	10,597
Jul-22	11,345	11,234	10,606
Aug-22	11,270	10,917	10,626
Sep-22	11,197	10,445	10,648
Oct-22	11,203	10,310	10,671
Nov-22	11,367	10,689	10,704
Dec-22	11,314	10,641	10,742
Jan-23	11,492	10,968	10,778
Feb-23	11,377	10,684	10,816
Mar-23	11,479	10,956	10,859
Apr-23	11,524	11,022	10,901
May-23	11,475	10,902	10,945
Jun-23	11,527	10,863	10,992
Jul-23	11,617	10,856	11,040
Aug-23	11,594	10,786	11,090
Sep-23	11,544	10,512	11,140
Oct-23	11,521	10,346	11,191
Nov-23	11,808	10,815	11,241
Dec-23	12,117	11,229	11,294
Jan-24	12,163	11,198	11,343
Feb-24	12,150	11,040	11,391
Mar-24	12,263	11,142	11,443
Apr-24	12,163	10,860	11,492
May-24	12,290	11,044	11,549
Jun-24	12,357	11,149	11,597
Jul-24	12,545	11,409	11,649
Aug-24	12,787	11,573	11,705
Sep-24	12,922	11,728	11,755
Oct-24	12,861	11,437	11,801
Nov-24	12,977	11,558	11,847
Dec-24	12,922	11,369	11,895
Jan-25	13,059	11,430	11,939
Feb-25	13,273	11,681	11,978
Mar-25	13,204	11,685	12,018
Apr-25	13,107	11,731	12,061
May-25	13,120	11,647	12,106
Jun-25	13,295	11,826	12,147
Jul-25	13,358	11,795	12,192
Aug-25	13,478	11,936	12,239
Sep-25	13,677	12,067	12,281
Oct-25	13,776	12,142	12,325
Nov-25	13,833	12,217	12,362
Dec-25	13,862	12,199	12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.27%	2.45%	3.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.29%	3.24%	2.18%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 131,755,750
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 326,620
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$131,755,750
# of Portfolio Holdings	14
Portfolio Turnover Rate	223%
Advisory Fees and Waivers	326,620

Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	4.5%Footnote Reference
International Fixed Income	19.6%Footnote Reference
U.S. Fixed Income	75.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	95.4%Footnote Reference
Money Market Registered Investment Companies	4.5%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	16.2%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
iShares 7-10 Year Treasury Bond ETF	12.3%
iShares 1-3 Yr Treas Treasury Bond Fund	11.6%
Fidelity Advisor Capital & Income Fund - Class Z	11.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.7%
iShares 20+ Year Treasury Bond ETF	7.2%
Guggenheim Total Return Bond Fund Ins - Class I	4.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

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Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources